THE STI CLASSIC VARIABLE ANNUITY

GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE., VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275                   PROSPECTUS DATED MAY 1, 2002
 -------------------------------------------------------------------------------
GLENBROOK LIFE AND ANNUITY COMPANY ("GLENBROOK LIFE") is offering the STI Classic Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 43 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 40 variable Sub-Accounts ("VARIABLE SUB-ACCOUNTS") of the GLENBROOK LIFE and Annuity Company Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the portfolios ("PORTFOLIOS") of the following underlying mutual funds ("FUNDS")

AIM VARIABLE INSURANCE FUNDS                                     MFS(R) VARIABLE INSURANCE TRUST/SM/
FEDERATED INSURANCE SERIES                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                        PUTNAM VARIABLE TRUST (CLASS IB)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST             STI CLASSIC VARIABLE TRUST


:

WE (GLENBROOK LIFE) have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 52 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:// www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                    NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                    FEDERAL CRIME.

    IMPORTANT       THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
                    THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
     NOTICES        INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                    CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                    BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                    THE CONTRACTS ARE NOT FDIC INSURED.





                                  1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                              3
--------------------------------------------------------------------------------
  The Contract at a Glance                                                     4
--------------------------------------------------------------------------------
  How the Contract Works                                                       6
--------------------------------------------------------------------------------
  Expense Table                                                                7
--------------------------------------------------------------------------------
  Financial Information                                                       13
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                                13
--------------------------------------------------------------------------------
  Purchases                                                                   14
--------------------------------------------------------------------------------
  Contract Value                                                              15
--------------------------------------------------------------------------------
  Investment Alternatives                                                     16
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                                16
--------------------------------------------------------------------------------
     The Fixed Account Options                                                18
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     Transfers                                                                20
--------------------------------------------------------------------------------
  Expenses                                                                    22
--------------------------------------------------------------------------------
  Access To Your Money                                                        23
--------------------------------------------------------------------------------
  Income Payments                                                             24
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
  Death Benefits                                                              26
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                           29
--------------------------------------------------------------------------------
     Glenbrook Life                                                           29
--------------------------------------------------------------------------------
     The Variable Account                                                     30
--------------------------------------------------------------------------------
     The Portfolios                                                           30
--------------------------------------------------------------------------------
     The Contract                                                             31
--------------------------------------------------------------------------------
     Qualified Plans                                                          31
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     Legal Matters                                                            31
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  Taxes                                                                       32
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                          37
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  Performance Information                                                     37
--------------------------------------------------------------------------------
  Experts                                                                     38
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APPENDIX A- ACCUMULATION UNIT VALUES                                          39
--------------------------------------------------------------------------------
APPENDIX B- MARKET VALUE ADJUSTMENT                                           50
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         52
--------------------------------------------------------------------------------


                                  2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                            PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                             6
--------------------------------------------------------------------------------
Accumulation Unit                                                             15
--------------------------------------------------------------------------------
Accumulation Unit Value                                                       15
--------------------------------------------------------------------------------
Anniversary Values                                                            27
--------------------------------------------------------------------------------
Annuitant                                                                     13
--------------------------------------------------------------------------------
Automatic Additions Program                                                   14
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                       21
--------------------------------------------------------------------------------
Beneficiary                                                                   13
--------------------------------------------------------------------------------
Cancellation Period                                                           15
--------------------------------------------------------------------------------
Contract                                                                       4
--------------------------------------------------------------------------------
Contract Anniversary                                                           5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                        13
--------------------------------------------------------------------------------
Contract Value                                                                15
--------------------------------------------------------------------------------
Contract Year                                                                  4
--------------------------------------------------------------------------------
Death Benefit Anniversary                                                     26
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                 21
--------------------------------------------------------------------------------
Due Proof of Death                                                            26
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                  27
--------------------------------------------------------------------------------

                                                                            PAGE
--------------------------------------------------------------------------------
Fixed Account Options                                                         18
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                        22
--------------------------------------------------------------------------------
GLENBROOK LIFE ("We" or "Us")                                                 29
--------------------------------------------------------------------------------
Guarantee Periods                                                             18
--------------------------------------------------------------------------------
Income Plan                                                                   24
--------------------------------------------------------------------------------
Investment Alternatives                                                       16
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Issue Date                                                                     6
--------------------------------------------------------------------------------
Market Value Adjustment                                                       20
--------------------------------------------------------------------------------
Payout Phase                                                                   6
--------------------------------------------------------------------------------
Payout Start Date                                                             24
--------------------------------------------------------------------------------
Portfolios                                                                    30
--------------------------------------------------------------------------------
SEC                                                                            1
--------------------------------------------------------------------------------
Settlement Value                                                              27
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                 24
--------------------------------------------------------------------------------
Valuation Date                                                                15
--------------------------------------------------------------------------------
Variable Account                                                              30
--------------------------------------------------------------------------------
Variable Sub-Account                                                          16
--------------------------------------------------------------------------------



                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with as little as $3,000
                        ($2,000 for "QUALIFIED CONTRACTS," which are Contracts
                        issued within QUALIFIED PLANS). You can add to your
                        Contract as often and as much as you like, but each
                        payment must be at least $50.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        applicable law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.35% of
                          average daily net assets (1.45% if you select the ENHANCED DEATH BENEFIT RIDER)

                        .Annual contract maintenance charge of $30 (with
                          certain exceptions)

                        .Withdrawal charges ranging from 0% to 7% of payment
                          withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 43 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .40 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by investment advisers:

                        . A I M Advisors, Inc.

                        . Federated Investment Management Company

                        . Fidelity Management & Research Company

                        . Franklin Advisers, Inc.

                        . MFS Investment Management(R)

                        . Oppenheimer Funds, Inc.

                        . Putnam Investment Management, Inc.

                        . Templeton Global Advisors Limited

                        . Trusco Capital Management, Inc.

                        To find out current rates being paid on the Fixed
                        Account Options or how the Variable Sub-Accounts have
                        performed, call us at 1-800-755-5275.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------

                                  4 PROSPECTUS



INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a "joint and survivor" life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before the PAYOUT START DATE we will pay the
                        death benefit described in the Contract. We offer an
                        Enhanced Death Benefit Rider to owners of Contracts
                        issued on or after May 1, 1997.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. No minimum
                        applies to the amount you transfer. We do not currently
                        impose a fee upon transfers. However, we reserve the
                        right to charge $10 per transfer after the 12th
                        transfer in each "Contract Year," which we measure from
                        the date we issue your Contract or a Contract
                        anniversary ("CONTRACT ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. Full or partial
                        withdrawals are available under limited circumstances
                        on or after the Payout Start Date.

                        In general, you must withdraw at least $50 at a time.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 59 1/2, may be subject to an
                        additional 10% federal tax penalty.  A withdrawal
                        charge and MARKET VALUE ADJUSTMENT also may apply.
-------------------------------------------------------------------------------


                                  5 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 43 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/ or Fixed Account Options. If you invest in any of the 3 Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options ("INCOME PLANS") described on page
24. You receive income payments during the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can recieve    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-755-5275 if you have any question about how the Contract works.


                                  6 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received Payment       0    1    2    3    4    5    6     7+
Being Withdrawn
-------------------------------------------------------------------------------------------------
Applicable Charge                                        7%   6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                   $30.00**
-------------------------------------------------------------------------------------------------
Transfer Fee                                                         $10.00***
-------------------------------------------------------------------------------------------------

  *
   Each Contract Year, you may withdraw up to 10% of the Contract Value on the date of the first withdrawal that Year without incurring a withdrawal charge. However, any applicable Market Value Adjustment determined as of the date of withdrawal will apply.

  ** We will waive this charge in certain cases. See "Expenses."

  *** Applies solely to the thirteenth and subsequent transfers within a Contract Year. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                                        1.25%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.35%
-------------------------------------------------------------------------------





WITH THE ENHANCED DEATH BENEFIT*

Mortality and Expense Risk Charge                                        1.35%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.45%
-------------------------------------------------------------------------------

  *
   The Enhanced Death Benefit Rider became available to purchasers after May 1, 1997.


                                  7 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements for certain Portfolios) (as a percentage of Portfolio average daily net assets)(1)

                                                                                               Total
                                                                                             Portfolio
                                                          Management  Rule 12b-1   Other      Annual
Portfolio                                                    Fees        Fees     Expenses   Expenses
-------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund - Series 1                           0.75%        N/A       0.37%       1.12%
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I               0.61%        N/A       0.24%       0.85%
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I (2)                    0.61%        N/A       0.21%       0.82%
-------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series I                             0.62%        N/A       0.26%       0.88%
-------------------------------------------------------------------------------------------------------
AIM V.I. High Yield - Series I                              0.63%        N/A       0.66%       1.29%
-------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I (2)                 0.60%        N/A       0.25%       0.85%
-------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (3,4)                         0.75%        N/A       0.16%       0.91%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Initial Class        0.58%        N/A       0.10%       0.68%
(5)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Initial Class (5)    0.48%        N/A       0.10%       0.58%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class (5)           0.58%        N/A       0.10%       0.68%
-------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Initial Class (5)      0.58%        N/A       0.13%       0.71%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Initial Class (6)        0.24%        N/A       0.11%       0.35%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial Class (5)         0.73%        N/A       0.19%       0.92%
-------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Initial Class (7)              0.75%        N/A       0.12%       0.87%
-------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial Class (7)              0.75%        N/A       0.15%       0.90%
-------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Initial Class (7,8)              0.90%         NA       0.16%       1.06%
-------------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class (7)                     0.75%        N/A       0.15%       0.90%
-------------------------------------------------------------------------------------------------------
MFS Utilities Series - Initial Class (7)                    0.75%         NA       0.18%       0.93%
-------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                       0.64%        N/A       0.04%       0.68%
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                    0.64%        N/A       0.04%       0.68%
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                       0.64%        N/A       0.06%       0.70%
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA             0.68%        N/A       0.05%       0.73%
-------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA                     0.72%        N/A       0.04%       0.76%
-------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA (9)                      0.74%        N/A       0.05%       0.79%
-------------------------------------------------------------------------------------------------------
Putnam VT Divesified Income Fund - Class IB (10)            0.68%       0.25%      0.11%       1.04%
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB (10)            0.46%       0.25%      0.05%       0.76%
-------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund - Class IB (10)         0.70%       0.25%      0.15%       1.10%
-------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (10)              0.70%       0.25%      0.09%       1.04%
-------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB (10)                    0.70%       0.25%      0.09%       1.04%
-------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II - Class IB (10)                   0.70%       0.25%      0.92%       1.87%
-------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund (11)                          1.15%        N/A       0.29%       1.44%
-------------------------------------------------------------------------------------------------------
STI Growth and Income Fund (12)                             0.00%        N/A       1.20%       1.20%
-------------------------------------------------------------------------------------------------------
STI International Equity Fund (11)                          1.25%        N/A       1.07%       2.32%
-------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund (11)                         0.74%        N/A       0.58%       1.32%
-------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund (11)                                1.15%        N/A       0.51%       1.66%
-------------------------------------------------------------------------------------------------------
STI Quality Growth Stock Fund (12)                          0.00%        N/A       1.30%       1.30%
-------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund (11)                        1.15%        N/A       0.76%       1.91%
-------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund (11)                            0.80%        N/A       0.32%       1.12%
-------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 2 (13)      0.63%       0.25%      0.08%       0.96%
-------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2 (13)             0.80%       0.25%      0.05%       1.10%
-------------------------------------------------------------------------------------------------------


1. Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

2. Effective May 1, 2002 the AIM V.I. Growth and Income Fund and AIM V.I. Value Fund changed their names to the AIM V.I. Core Equity Fund and AIM V.I. Premier Equity Fund, respectively.


                                  8 PROSPECTUS

3. "Management Fees" include a shareholder services fee of 0.25%.

4. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The Portfolio did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2001. Additionally, the Portfolio has no present intention of paying or accruing the shareholder services fee during the year ending December 31, 2002. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/reimbursements of expenses. Had this fee reduction been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 0.66%.

5. Actual "Total Portfolio Annual Expenses" were lower because a portion of the brokerage commissions that the Portfolios paid was used to reduce the Portfolios' expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. These offsets may be discontinued at any time. Had these offsets been taken into account, "Total Portfolio Annual Expenses" would have been 0.64% for Contrafund Portfolio, 0.57% for Equity-Income Portfolio, 0.65% for Growth Portfolio, 0.70% for High Income Portfolio and 0.87% for Overseas Portfolio.

6. The Portfolio's manager has voluntarily agreed to reimburse expenses to the extent that "Total Portfolio Annual

Expenses" (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the Portfolios' manager at any time.
 Including this reimbursement, the "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" in 2001 were 0.24%, 0.04% and 0.28%, respectively.

7. Each Portfolio has an expense offset arrangement which reduces the Portfolios' custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. Each Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolios' expenses. "Other Expenses" do not take these expense reductions into account, and are therefore higher than the actual expenses of the Portfolios. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 0.86% for Emerging Growth Series, 0.89% for Investors Trust Series, 1.05% for New Discovery Series, 0.89 for Research Series and 0.92% for Utilities Series.

8. MFS has contractually agreed, subject to reimbursement, to bear expenses for the Portfolio such that "Other Expenses" (after taking into account the expense offset arrangement described in note 7 above), do not exceed 0.15% of the average daily net assets of the Portfolios during the current fiscal year.
 Without these fee arrangements "Total Portfolio Annual Expenses" would have been 1.09%. These contractual fee arrangements will continue at least until ay 1, 2003, unless changed with the consent of the board of trustees which oversee the Portfolios.

9. Oppenheimer Funds, Inc. (OFI) will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. If the fund emerges from a "penalty box" position for a quarter but then slips back in the next quarter, OFI will reinstate the waiver. The waiver is voluntary and may be terminated by the Manager at any time.

10. Restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the
Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

11. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses. The Investment Adviser, has voluntarily agreed to reduce or limit certain other expenses to the extent "Total Portfolio Annual Expenses" exceed 1.15% for Capital Appreciation Fund, 1.60% for International Equity Fund, 0.75% for Investment Grade Bond Fund, 1.15% for Mid-Cap Equity Fund, 1.20% for Small Cap
Value Equity Fund and 0.95% for Value Income Stock Fund.    This arrangement can
be discontinued by the Adviser at any time. With these limitations taken into consideration, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:


                                                                       Total
                                                                     Portfolio
                                  Management  Rule 12b-1   Other      Annual
Portfolio                            Fees        Fees     Expenses   Expenses
-------------------------------------------------------------------------------
STI Capital Appreciation Fund       0.86%        N/A       0.29%       1.15%
-------------------------------------------------------------------------------
STI International Equity Fund       0.53%        N/A       1.07%       1.60%
-------------------------------------------------------------------------------
STI Investment Grade Bond Fund      0.17%        N/A       0.58%       0.75%
-------------------------------------------------------------------------------
STI Mid-Cap Equity Fund             0.64%        N/A       0.51%       1.15%
-------------------------------------------------------------------------------

                                  9 PROSPECTUS



                                                                       Total
                                                                     Portfolio
                                  Management  Rule 12b-1   Other      Annual
Portfolio                            Fees        Fees     Expenses   Expenses
-------------------------------------------------------------------------------
STI Small Cap Value Equity Fund     0.44%        N/A       0.76%       1.20%
-------------------------------------------------------------------------------
STI Value Income Stock Fund         0.63%        N/A       0.32%       0.95%
-------------------------------------------------------------------------------



12. The investment Adviser, has agreed to waive its fee and/or reimburse expenses to the extent necessary to limit "Total Portfolio Annual Expenses" to 1.20% for Growth and Income Fund and 1.30% for Quality Growth Stock Fund. If at any point before May 1, 2005, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between "Total Portfolio Annual Expenses" of either Portfolio and its expense cap to recapture any of its prior reimbursements. Without these reimbursements, "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.90%, 2.32% and 3.22% for Growth and Income Fund and 1.00%, 4.47% and 5.47% for Quality Growth Stock Fund, respectively.

13. The Portfolio administration fee is paid indirectly through the management fee. The Portfolio's Class 2 distribution plan or "rule 12b-1 plan" is described in the Portfolio's prospectus.


EXAMPLE 1
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account,

.. earned a 5% annual return on your investment,

.. surrendered your Contract at the end of each time period, and

.. elected the Enhanced Death Benefit Rider.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                        1Year  3 Years  5 Years   10 Years
-------------------------------------------------------------------------------
AIM V.I. Balanced                            $82    $121     $163       $306
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                $79    $113     $149       $279
-------------------------------------------------------------------------------
AIM V.I. Core Equity                         $79    $112     $148       $276
-------------------------------------------------------------------------------
AIM V.I. Growth                              $79    $114     $151       $282
-------------------------------------------------------------------------------
AIM V.I. High Yield                          $83    $126     $172       $323
-------------------------------------------------------------------------------
AIM V.I. Premier Equity                      $79    $113     $149       $279
-------------------------------------------------------------------------------
Federated Prime Money Fund II                $80    $115     $152       $285
-------------------------------------------------------------------------------
Fidelity VIP Contrafund (R)                  $77    $107     $140       $262
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income                   $76    $104     $135       $251
-------------------------------------------------------------------------------
Fidelity VIP Growth                          $77    $107     $140       $262
-------------------------------------------------------------------------------
Fidelity VIP High Income                     $77    $108     $142       $265
-------------------------------------------------------------------------------
Fidelity VIP Index 500                       $74    $ 97     $123       $227
-------------------------------------------------------------------------------
Fidelity VIP Overseas                        $80    $115     $153       $286
-------------------------------------------------------------------------------
MFS Emerging Growth                          $79    $113     $150       $281
-------------------------------------------------------------------------------
MFS Investors Trust                          $79    $114     $152       $284
-------------------------------------------------------------------------------
MFS New Discovery                            $81    $119     $160       $300
-------------------------------------------------------------------------------
MFS Research                                 $79    $114     $152       $284
-------------------------------------------------------------------------------
MFS Utilities                                $80    $115     $153       $287
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                $77    $107     $140       $262
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation             $77    $107     $140       $262
-------------------------------------------------------------------------------
Oppenheimer Global Securities                $77    $108     $141       $264
-------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income      $78    $109     $143       $267
-------------------------------------------------------------------------------
Oppenheimer Multiple Strategies              $78    $110     $144       $270
-------------------------------------------------------------------------------


                                 10 PROSPECTUS



Variable Sub-Account                        1Year  3 Years  5 Years   10 Years
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond                   $78    $111     $146       $273
-------------------------------------------------------------------------------
Putnam VT Diversified Income                 $81    $119     $159       $298
-------------------------------------------------------------------------------
Putnam VT Growth and Income                  $78    $110     $144       $270
-------------------------------------------------------------------------------
Putnam VT Growth Opportunities               $81    $120     $162       $304
-------------------------------------------------------------------------------
Putnam VT Health Sciences                    $81    $119     $159       $298
-------------------------------------------------------------------------------
Putnam VT New Value                          $81    $119     $159       $298
-------------------------------------------------------------------------------
Punam VT Voyager II                          $89    $144     $200       $378
-------------------------------------------------------------------------------
STI Capital Appreciation                     $85    $131     $179       $338
-------------------------------------------------------------------------------
STI Growth and Income                        $83    $123     $167       $314
-------------------------------------------------------------------------------
STI International Equity                     $94    $157     $222       $419
-------------------------------------------------------------------------------
STI Investment Grade Bond                    $84    $127     $173       $326
-------------------------------------------------------------------------------
STI Mid-Cap Equity                           $87    $138     $190       $359
-------------------------------------------------------------------------------
STI Quality Growth Stock                     $84    $127     $172       $324
-------------------------------------------------------------------------------
STI Small Cap Value Equity                   $90    $145     $202       $382
-------------------------------------------------------------------------------
STI Value Income Stock                       $82    $121     $163       $306
-------------------------------------------------------------------------------
Templeton Global Income Securities           $80    $116     $155       $290
-------------------------------------------------------------------------------
Templeton Growth Securities                  $81    $120     $162       $304
-------------------------------------------------------------------------------


EXAMPLE 2
Same assumptions as Example 1 above, except that you decide not to surrender your Contract or you began receiving income payments at the end of each period.

Variable Sub-Account                                                           1Year  3 Years  5 Years   10 Years
------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                                               $28    $ 85     $145       $306
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                   $25    $ 77     $131       $279
------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity                                                            $25    $ 76     $130       $276
------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                                 $25    $ 78     $133       $282
------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                                             $30    $ 90     $154       $323
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                                         $25    $ 77     $131       $279
------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                                   $26    $ 79     $134       $285
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund (R)                                                     $23    $ 72     $123       $262
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                                      $22    $ 69     $117       $251
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                                             $23    $ 72     $123       $262
------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                                        $24    $ 73     $124       $265
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                                          $20    $ 62     $105       $227
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                                           $26    $ 79     $135       $286
------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                                             $25    $ 78     $132       $281
------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                                             $26    $ 79     $134       $284
------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                                               $27    $ 83     $142       $300
------------------------------------------------------------------------------------------------------------------
MFS Research                                                                    $26    $ 79     $134       $284
------------------------------------------------------------------------------------------------------------------
MFS Utilities                                                                   $26    $ 79     $135       $287
------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                                   $23    $ 72     $123       $262
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                                                $23    $ 72     $123       $262
------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                                   $24    $ 72     $124       $264
------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income                                         $24    $ 73     $125       $267
------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies                                                 $24    $ 74     $127       $270
------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                                                      $24    $ 75     $128       $273
------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income                                                    $27    $ 83     $141       $298
------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                                     $24    $ 74     $127       $270
------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities                                                  $28    $ 85     $144       $304
------------------------------------------------------------------------------------------------------------------


                                 11 PROSPECTUS



Variable Sub-Account                                                           1Year  3 Years  5 Years   10 Years
------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences                                                       $27    $ 83     $141       $298
------------------------------------------------------------------------------------------------------------------
Putnam VT New Value                                                             $27    $ 83     $141       $298
------------------------------------------------------------------------------------------------------------------
Punam VT Voyager II                                                             $36    $108     $183       $378
------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation                                                        $31    $ 95     $161       $338
------------------------------------------------------------------------------------------------------------------
STI Growth and Income                                                           $29    $ 88     $149       $314
------------------------------------------------------------------------------------------------------------------
STI International Equity                                                        $40    $122     $205       $419
------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond                                                       $30    $ 91     $155       $326
------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity                                                              $33    $102     $172       $359
------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock                                                        $30    $ 91     $154       $324
------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity                                                      $36    $109     $185       $382
------------------------------------------------------------------------------------------------------------------
STI Value Income Stock                                                          $28    $ 85     $145       $306
------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities                                              $26    $ 80     $137       $290
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities                                                     $28    $ 85     $144       $304
------------------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAYBE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ARE BASED ON THE EXPENSES SHOWN IN THE PORTFOLIO ANNUAL EXPENSES TABLE, WHICH REFLECTS CERTAIN WAIVER AND EIMBURSEMENT ARRANGEMENTS AS EXPLAINED IN THE FOOTNOTES TO THE TABLE. THE EXAMPLES ASSUME THOSE ARRANGEMENTS REMAIN IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE
EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.35% RATHER THAN 1.25%. IF THAT RIDER WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON THE CURRENT AVERAGE CONTRACT SIZE OF $51,637.

                                 12 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of GLENBROOK LIFE also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The STI Classic Variable Annuity is a contract between you, the Contract Owner, and Glenbrook Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural Person. If the Owner is a Grantor Trust, the Owner will be considered a non-natural person for purposes of the Death of Owner and Death of Annuitant provisions of your Conract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 85 as of the date we receive the completed application.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 31.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The Annuitant must be a natural person. If the Contract Owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. You may designate a joint Annuitant, prior to the Payout Start Date, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

(i) the youngest Contract Owner; otherwise,

(ii) the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person selected by the Contract Owner to receive the death benefit or become the new Contract Owner, subject to the "Death of Owner" section of the Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiaries will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the Beneficiary(ies) who is first entitled to receive benefits under the Contract upon the death of the sole surviving Contract Owner. The contingent Beneficiary is the Beneficiary(ies) entitled to receive benefits under the Contract when all primary Beneficiaries predecease the sole surviving Contract Owner. You may change or add
Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be


                                 13 PROSPECTUS
effective as of the date you signed the form. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

If no named Beneficiary is a natural person or if you did not name a Beneficiary, the Beneficiary will be:

.. your spouse or, if he or she is no longer living,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases you (the Annuitant if the Contract owner is not a natural person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If more than one Beneficiary shares in the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective proceeds. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select an Income Plan, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Income Plan chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to asign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the earlier of the Payout Start Date or your 86th birthday. We reserve the right to limit the maximum amount of purchase payments we will accept. We reserve the right to reject any application in our sole discretion.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Please call or write us for an enrollment form.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to credit your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit availability of the investment alternatives. We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days

                                 14 PROSPECTUS
as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return your Contract by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent applicable federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider described on page 27.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 15 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 40 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:             EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS*
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund  To achieve as high a total
                        return as possible,
                        consistent with preservation
                        of capital
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
Appreciation Fund                                      A I M ADVISORS, INC.
-------------------------------------------------------
AIM V.I. Core Equity    Growth of capital with a
Fund**                  secondary objective of
                        current income
-------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital
-------------------------------------------------------
AIM V.I. High Yield     A high level of current
                        income                         ------------------------
-------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital;
Equity Fund***          Income is a secondary
                        objective
-------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated VIP Prime     Current income consistent      FEDERATED INVESTMENT
Money Fund II           with the Federated stability   MANAGEMENT COMPANY
                        of principal and liquidity
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------
Fidelity VIP            Long-term capital
Contrafund(R)           appreciation
Portfolio
-------------------------------------------------------
Fidelity VIP            Reasonable income
Equity-Income
Portfolio
-------------------------------------------------------
Fidelity VIP Growth     Capital appreciation           FIDELITY MANAGEMENT &
Portfolio                                              RESEARCH COMPANY
-------------------------------------------------------
Fidelity VIP High       High level of current income
Income Portfolio        while also considering growth
                        of capital
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
Portfolio               correspond to the total
                        return of common stocks
                        publicly traded in the United
                        States, as represented by the  ------------------------
                        S&P 500
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital
Portfolio
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
Templeton Global        High current income. Fund      FRANKLIN ADVISERS, INC.
Income Securities       appreciation is a secondary    TEMPLETON GLOBAL
                        consideration.                 ADVISORS LIMITED
-------------------------------------------------------
Templeton Growth        Long-term capital growth
Securities Fund                                        ------------------------
-------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
Series
-------------------------------------------------------
MFS Investors Trust     Long-term growth of capital    MFS INVESTMENT
Series**                with a secondary objective to  MANAGEMENT(R)
                        seek reasonable current
                        income
-------------------------------------------------------
MFS New Discovery       Capital appreciation
Series
-------------------------------------------------------------------------------
MFS Research Series     Long-term growth of capital
                        and future income
-------------------------------------------------------
MFS Utilities Series    Capital growth and current
                        income
-------------------------------------------------------------------------------


                                 16 PROSPECTUS



PORTFOLIO:             EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Aggressive  Capital appreciation
Growth Fund/VA
-------------------------------------------------------
Oppenheimer Capital     Capital appreciation
Appreciation Fund/VA
-------------------------------------------------------
Oppenheimer Global      Long-term capital
Securities Fund/VA      appreciation
-------------------------------------------------------OPPENHEIMER FUNDS, INC.
Oppenheimer Main        High total return, which
Street Growth & Income  includes growth in the value
Fund/VA                 of its shares as well as
                        current income, from equity
                        and debt securities
-------------------------------------------------------
Oppenheimer Multiple    A high total investment
Strategies Fund/VA      return which includes current
                        income and capital
                        appreciation in the value of   ------------------------
                        its shares.
-------------------------------------------------------
Oppenheimer Strategic   High level of current income
Bond Fund/VA
-------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------
Putnam VT Diversified   High current income
Income Fund - Class IB  consistent with capital
                        preservation
-------------------------------------------------------
Putnam VT Growth and    Capital growth and current
Income Fund - Class IB  income
-------------------------------------------------------
Putnam VT Growth        Capital appreciation           PUTNAM INVESTMENT
Opportunities Fund -                                   MANAGEMENT, INC.
Class IB
-------------------------------------------------------
Putnam VT Health        Capital appreciation
Sciences Fund - Class
IB
-------------------------------------------------------
Putnam VT New Value     Long-term capital
Fund - Class IB         appreciation
-------------------------------------------------------
Putnam VT Voyager Fund  Long-term growth of capital
II - Class IB
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-------------------------------------------------------------------------------
STI Capital             Capital appreciation
Appreciation Fund
-------------------------------------------------------
STI Growth and Income   Long-term capital
Fund                    appreciation with the
                        secondary goal of current
                        income
-------------------------------------------------------
STI International       Long-term capital
Equity Fund             appreciation
-------------------------------------------------------TRUSCO CAPITAL
STI Investment Grade    High total return through      MANAGEMENT, INC.
Bond Fund               current income and capital
                        appreciation, while
                        preserving the principal
                        amount invested
-------------------------------------------------------
STI Mid-Cap Equity      Capital appreciation
Fund
-------------------------------------------------------
STI Quality Growth      Long-term capital
Stock Fund              appreciation with nominal
                        dividend income
-------------------------------------------------------
STI Small Cap Value     Capital appreciation with the  ------------------------
Equity Fund             secondary goal of current
                        income
-------------------------------------------------------
STI Value Income Stock  Current income with the
Fund                    secondary goal of capital
                        appreciation
-------------------------------------------------------





*A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

**Effective May 1, 2002, the Portfolio changed its name from AIM V.I. Growth and Income Fund to AIM V.I. Core Equity Fund.

***Effective May 1, 2002, the Portfolio changed its name from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

Variable insurance portfolios may not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be greater or less than the investment results of retail mutual funds.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                 17 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including a Standard Fixed Account Option, a Dollar Cost Averaging Fixed Account Option, and the option to invest in one or more Guarantee Periods (included in the Guaranteed Maturity Fixed Account). The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


STANDARD FIXED ACCOUNT OPTION AND DOLLAR COST AVERAGING FIXED ACCOUNT OPTION STANDARD FIXED ACCOUNT OPTION. Purchase payments and transfers that you allocate to the Standard Fixed Account Option will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the effective annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every 12 months for each payment or transfer. Each payment or transfer you allocate to this Option must be at least $50.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Dollar Cost Averaging Program by allocating purchase payments to the Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation. Each purchase payment you allocate to the DCA Fixed Account Option must be at least $500.00. We reserve the right to reduce the minimum allocation amount.

For each purchase payment, the first transfer from the DCA Fixed Account Option must occur within one month of the date of payment. If we do not receive an allocation instruction from you when the payment is received, each monthly installment will be transferred to the money market Variable Sub-Account in substantially equal monthly installments. Transferring Contract Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option to one or more Variable Sub-Accounts. However, you may not choose monthly installments of less than 3 or more than 12. Further, you must transfer each purchase payment and all its earnings out of this Option to one or more Variable Sub-Accounts by means of dollar cost averaging within the selected program period. At the end of the transfer period, any nominal amounts remaining in the DCA Fixed Account will be allocated to the Federated Prime Money Fund II Variable Sub-Account. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the money market Variable Sub-Account.

We bear the investment risk for all amounts allocated to the Standard Fixed Account Option and the DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate. We may declare more than one interest rate for different monies based upon the date of allocation to the Standard Fixed Account Option and the DCA Fixed Account Option. For current interest rate information, please contact your representative or GLENBROOK LIFE at 1-800-755-5275.


GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 3, 5, 7 and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining


                                 18 PROSPECTUS
interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or GLENBROOK LIFE at 1-800-755-5275. The annual interest rate will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to a Guarantee Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment                    $10,000
Guarantee Period                          5 years
Annual Interest Rate                   4.50%





                                END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract      $10,000.00
 Value................
 X (1 + Annual
 Interest Rate)              1.045
                        ----------
                        $10,450.00
Contract Value at end               $10,450.00
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                          1.045
                                    ----------
                                    $10,920.25
Contract Value at end                           $10,920.25
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                      1.045
                                                ----------
                                                $11,411.66
Contract Value at end                                       $11,411.66
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                                  1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end                                                    $11,925.19
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                                               1.045
                                                                        -----------
                                                                         $12,461.82


TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you might be required to pay a withdrawal charge. In addition, the amount withdrawn might be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer your money to the Standard Fixed Account Option. Your allocation will be effective on the day the previous Guarantee Period ends; or

4) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment. We will pay interest from the day the Guarantee Period expired until the date of the transfer. The interest will be the rate for the shortest Guarantee Period then being offered; or

5)   Withdraw all or a portion of your money. You may be

                                 19 PROSPECTUS
     required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends with current interest credited from the date the Guarantee Period expired.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies upon payment of a death benefit under Contracts issued before May 1, 1997, and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). We apply the Market Value Adjustment to reflect changes in interest rates from the time the amount being withdrawn or transferred was allocated to a Guarantee Period to the time of its withdrawal, transfer, or application to an Income Plan. As such, you bear some investment risk on amounts you allocate to any Guarantee Period.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. If interest rates increase significantly from the time you make a purchase payment, the Market Value Adjustment, withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the effective annual interest rate for the Guarantee Period is lower than the applicable current effective annual interest rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred. Similarly, if the effective annual interest rate for the Guarantee Period is higher than the applicable current effective annual interest rate, then the Market Value Adjustment will result in a higher amount payable to you or transferred.

For example, assume that you purchase a Contract and select an initial Guarantee Period of 5 years that has an effective annual rate of 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current interest rate for a 2 year Guarantee Period is 4.00%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current interest rate for the 2 year Guarantee Period is 5.00%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing or by telephone according to the procedure described below. There is no minimum transfer amount. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on a given day count as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to any other investment alternative in any Contract Year to the greater of:

1) 25% of the value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2) 25% of the sum of all purchase payments and transfers to the Standard Fixed Account Option as of the most recent Contract Anniversary.

If you transfer an amount from the Guaranteed Maturity Fixed Account Option other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

You may not transfer Contract Value into the DCA Fixed Account Option.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among

                                 20 PROSPECTUS
the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from any Variable Sub-Account, the Standard Fixed Account Option or the Dollar Cost Averaging Fixed Account Option, to any other Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to a Fixed Account Option.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money allocated to the Fixed Account Options will not be included in the rebalancing.

We will rebalance your account monthly, quarterly, semi-annually or annually, according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You want 40% to be in the STI Investment Grade Bond Variable Sub-Account and 60% to be in the STI Capital Appreciation Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the STI Investment Grade Bond Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the STI Investment Grade Bond Variable Sub-Account and use the money to buy more units in the STI Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


                                 21 PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment. The charge is to compensate us for the cost of administering Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if:

.. total purchase payments equal $25,000 or more as of a Contract Anniversary or upon full withdrawal, or

.. all of your money is allocated to the Fixed Account Options on a Contract
  Anniversary.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.35% if you select the Enhanced Death Benefit Rider, available to purchasers after May 1, 1997). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefit), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional 0.10% for the Enhanced Death Benefit Rider to compensate us for the additional risk that we accept by providing the rider.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a dollar cost averaging or automatic portfolio rebalancing program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines annually to 0% over a 7 year period that begins on the day we receive your purchase payment. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 10% of the Contract Value on the date of the first withdrawal in that Contract Year without paying the charge. Unused portions of this 10% "FREE WITHDRWAL AMOUNT" are not carried forward to future Contract Years. We will deduct
            ---
withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract. Thus, for tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date;

.. withdrawals taken to satisfy IRS minimum distribution rules for this Contract, or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference. Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are

                                 22 PROSPECTUS
satisfied:

1. you or the Annuitant, if the Contract is owned by a company or other legal entity, are confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital (as defined in the Contract) at least 30 days after the Issue Date;

2. you must request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital (as defined in the Contract); and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you or the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if :

1. you (or the Annuitant, if the Contract Owner is not a natural person) are diagnosed by a physician (we may require a second opinion) with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you (or the Annuitant, if the Contract Owner is not a natural person) become unemployed at least one year after the Issue Date;

2. you (or the Annuitant, if the Contract Owner is not a natural person) have been granted unemployment compensation for at least 30 consecutive days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to the time of the withdrawal request; and

3. you exercise this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the applicable charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may maintain a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of current estimates of those charges and expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with administrative services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 24.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our headquarters, adjusted by any Market Value Adjustment, less any withdrawal charges, contract

                                 23 PROSPECTUS
maintenance charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

 If you request a total withdrawal, we may require that you return your Contract to us.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Before terminating any Contract whose value has been reduced by partial withdrawals to less than $2,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract Value to the contractual minimum of $2,000.


MINIMUM SURRENDER VALUE
Certain states may require us to endorse your Contract to provide a minimum surrender value. Please refer to the endorsement for details.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;


                                 24 PROSPECTUS

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEAR TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. We will deduct the mortality and expense risk charge from the Variable Account assets supporting these payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine

                                 25 PROSPECTUS
variable income payments. We reserve the right to make other assumed investment rates available.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time period required by law. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------
We will pay a death benefit prior to the Payout Start Date on:

     a.   the death of any Contract Owner or,

     b. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

A complete request for settlement of the death benefit must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death:"

        -       a certified copy of a death certificate,

        - a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

        -       any other proof acceptable to us.


CONTRACTS ISSUED BEFORE MAY 1, 1997

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit before any Market Value Adjustment is equal to the greater of:

1. the Contract Value as of the date we receive a complete request for settlement of the death benefit, or

2. for each previous DEATH BENEFIT ANNIVERSARY, the Contract Value at that Anniversary; plus any purchase payments made since that anniversary; minus any amounts we paid the Contract Owner (including income tax we withheld from you) since that Anniversary.

A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries. We will adjust the death benefit by any applicable Market Value Adjustment as of the date we determine the death benefit. The death benefit will never be less than the sum of all purchase payments less any amounts previously paid to the Contract Owner (including income tax withholding).


DEATH BENEFIT PAYMENTS
The Contract Owner eligible to receive death benefits has the following options:

1. If the Contract Owner is not a natural person, then the Contract Owner must receive the death benefit in a lump sum within 5 years of the date of death.

2. Otherwise, within 60 days of the date when the death benefit is calculated, the Contract Owner may elect to receive the death benefit under an Income Plan or in a lump sum. Payments from the Income Plan must begin within one year of the Date of Death and must be payable throughout:

.. the life of the Contract owner; or

.. a period not to exceed the life expectancy of the Contract owner; or

.. the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

Any death benefit payable in a lump sum must be paid within five years of the date of death. If no election is


                                 26 PROSPECTUS
made, funds will be distributed at the end of the 5 year period.

3. If the surviving spouse of the deceased Contract Owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.


CONTRACTS ISSUED ON OR AFTER MAY 1, 1997

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we receive a complete request for settlement of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we receive a complete request for settlement of the death benefit, or

3. the Contract Value on each Death Benefit Anniversary as defined above prior to the date we receive a complete request for settlement of the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary.

The adjustment is equal to (a) divided by (b) and the result multiplied by (c) where:

  (a) is the withdrawal amount,

  (b) is the Contract Value immediately prior to the withdrawal, and

  (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.


We will calculate the Death Benefit Anniversary values until the oldest Contract owner, or the Annuitant if the Contract Owner is not a natural person, attains age 80.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit.

We reserve the right to extend the 180-day period on a non-discriminatory basis.

ENHANCED DEATH BENEFIT RIDER.
If the oldest Contract Owner and Annuitant are less than or equal to age 75 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect.

For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or the value of the Enhanced Death Benefit Rider, which is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) is the withdrawal amount,

  (b) is the Contract Value immediately prior to the withdrawal, and

  (c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or the Annuitant's, if the Contract Owner is not a natural person, 80th birthday. The Enhanced Death Benefit Rider will never be greater than the maximum death benefit allowed by any non-forfeiture laws that govern the Contract.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the Enhanced Death Benefit Rider will not apply and the death benefit is equal to the greater of:

1.  the Contract Value as of the date we determine the death benefit, or

2.  the Settlement Value as of the date we determine the death benefit.


DEATH BENEFIT PAYMENTS

DEATH OF OWNER

1.  If your spouse is the sole surviving Contract Owner, or is the sole
 Beneficiary:

  a. Your spouse may elect to receive the death  benefits in a lump sum; or

  b. Your spouse may elect to receive the death benefits paid out under one of the Income Plans (described in "Income Payments" above), subject to the following conditions:

  The Payout Start Date must be within one year of your date of death. Income payments must be


                                 27 PROSPECTUS
payable:

      i.  over the life of your spouse; or

      ii. for a guaranteed number of payments from 5 to 50 years but not to exceed the life expectancy of your spouse; or

      iii.over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

  c. If your spouse does not elect one of these options, the Contract will continue in Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply: The Contract Value of the continued Contract will be the death proceeds. Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefits (the next Valuation Date if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the Variable Sub-Accounts;

  ii. transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in the Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge or Market Value Adjustment.

Prior to the Payout Start Date, the death benefit of the continued Contract will be as described under "Death Benefit Amount."

Only one spousal continuation is allowed under the Contract.

2. If the new Contract Owner is not your spouse but is a natural person or if there are multiple natural-person new Contract Owners:

     a. The new Contract Owner may elect to receive the death benefits in a lump sum; or

     b. The new Contract Owner may elect to receive the death benefits paid out under one of the Income Plans (described in "Income Payments" above) , subject to the following conditions:

The Payout Start Date must be within one year of your date of death. Income payments must be payable:

     i. over the life of the new Contract Owner; or

    ii. for a guaranteed number of payments from 5 to 50 years but not to exceed the life expectancy of the new Contract Owner; or

   iii. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

     c. If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" above) during this 5 year period. No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the new Contract Owner dies prior to the complete liquidation of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the new Contract Owner is a corporation or other type of non-natural person:

     a. The new Contract Owner may elect to receive the death benefits in a lump sum; or

     b. If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit (the next Valuation Date if

                                 28 PROSPECTUS
we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" above) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to make additional options available to the new Contract Owner upon the death of the Contract Owner.

If any new Contract Owner is a non-natural person, all new Contract Owners will be considered to be non-natural persons for the above purposes. Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death benefits are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the following apply:

1. If the Contract Owner is a natural person, then the Contract will continue with a new Annuitant, who will be:

     a. the  youngest  Contract  Owner;  otherwise

     b. the youngest Beneficiary. You may change the Annuitant before the Payout Start Date.

 2. If the Contract Owner is a non-natural  person:

     a. The Contract Owner may elect to receive the death benefits in a lump sum; or

     b. If the Contract Owner does not elect the option above, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefits over the Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the Contract Owner may make transfers (as described in "Transfers During the Payout Phase" above) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to make additional options available to the Contract Owner upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-natural Contract Owner from the date of the Annuitant's death to the date on which the death benefits are paid.


MORE INFORMATION
--------------------------------------------------------------------------------


GLENBROOK LIFE
Glenbrook Life is the issuer of the Contract. Glenbrook Life is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook Life was organized under the laws of the State of Illinois in 1992.

Glenbrook Life was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook Life was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook Life is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed and in which SunTrust Bank, Inc., through its banking subsidiaries, conducts business. Our headquarters is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook Life and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of GLENBROOK LIFE's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook Life; Glenbrook Life remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook Life due to the

                                 29 PROSPECTUS
reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook Life, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
GLENBROOK LIFE established the GLENBROOK LIFE AND

ANNUITY COMPANY Variable Annuity Account on December 15, 1992. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or GLENBROOK LIFE.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations.

Our obligations arising under the Contracts are general corporate obligations of GLENBROOK LIFE.

The Variable Account consists of multiple Variable Sub-Accounts, of which 40 are currently available for investment under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying mutual funds . We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


                                 30 PROSPECTUS

THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 81/2% of all purchase payments (on a present value basis).

These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

GLENBROOK LIFE does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised GLENBROOK LIFE on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and GLENBROOK
LIFE's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of GLENBROOK LIFE.


                                 31 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
GLENBROOK LIFE is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from GLENBROOK LIFE, and its operations form a part of GLENBROOK LIFE, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, GLENBROOK LIFE believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, GLENBROOK LIFE does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore GLENBROOK LIFE does not intend to make provisions for any such taxes. If GLENBROOK LIFE is taxed on investment income or capital gains of the Variable Account, then GLENBROOK LIFE may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. GLENBROOK LIFE is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "ADEQUATELY DIVERSIFIED" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although GLENBROOK LIFE does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a Contract Owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract Owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you

                                 32 PROSPECTUS
being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. GLENBROOK

LIFE does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

1. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

2. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

3. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions,


                                 33 PROSPECTUS
any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by GLENBROOK LIFE (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, GLENBROOK LIFE is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

GLENBROOK LIFE is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

GLENBROOK LIFE reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"QUALIFIED DISTRIBUTIONS" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after

                                 34 PROSPECTUS
the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"NONQUALIFIED DISTRIBUTIONS" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

GLENBROOK LIFE reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, GLENBROOK LIFE is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "ELIGIBLE ROLLOVER DISTRIBUTIONS." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. GLENBROOK LIFE is required to withhold federal income tax at a rate of 20% on all "ELIGIBLE ROLLOVER DISTRIBUTIONS" unless you elect to make a "DIRECT ROLLOVER" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions


                                 35 PROSPECTUS
from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, GLENBROOK LIFE is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "ROLLED OVER" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "ROLLED OVER" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where GLENBROOK LIFE is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "KEOGH") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered


                                 36 PROSPECTUS
general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

GLENBROOK LIFE's annual report on Form 10-K for the year ended December 31, 2001 is incorporated herein by reference, which means it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000945094. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You can also view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Avenue, Vernon Hills, Illinois, 60061 (telephone: 1-800-755-5275).


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures. Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account. We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                 37 PROSPECTUS

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Glenbrook Life as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook Life and from the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



                                  38 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
                                                        BASE POLICY(1)

--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,     1995       1996        1997        1998         1999
                                                             ----------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period                             -           -           -           -   $    14.58
 Number of Units Outstanding, End of Period                         -           -           -           -      468,136
AIM V.I. CORE EQUITY SUB-ACCOUNT(2) (11)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
AIM V.I. GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
AIM V.I. HIGH YIELD SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
AIM V.I. PREMIER EQUITY SUB-ACCOUNT(2) (12)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.05  $    10.42  $    10.79   $    11.17
 Accumulation Unit Value, End of Period                      $  10.05  $    10.42  $    10.79  $    11.17   $    11.54
 Number of Units Outstanding, End of Period                   132,650     488,506     343,107     483,734      481,530
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
FIDELITY VIP GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -

                                 39 PROSPECTUS


For the Years Beginning January 1* and Ending December 31,         1995       1996        1997        1998         1999
                                                                ----------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
FIDELITY VIP II INDEX 500 SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
FIDELITY VIP OVERSEAS SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS EMERGING GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS INVESTORS TRUST SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS NEW DISCOVERY SERIES - INITIAL CLASS(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS RESEARCH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS UTILITIES SERIES - INITIAL CLASS (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER MAIN STREET GROWTH AND INCOME SUB-ACCOUNT (2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period                             -           -           -           -   $    11.14
 Number of Units Outstanding, End of Period                         -           -           -           -      186,352
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period                             -           -           -           -   $    10.25
 Number of Units Outstanding, End of Period                         -           -           -           -       73,123
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -

                                 40 PROSPECTUS



For the Years Beginning January 1* and Ending December 31,        1995       1996         1997        1998         1999
                                                                 ----------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM GROWTH OPPORTUNITIES FUND - CLASS IB (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM VT NEW VALUE FUND - CLASS IB (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM VOYAGER FUND II - CLASS IB (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
STI CAPITAL APPRECIATION SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.66  $    13.10  $    17.53   $    22.31
 Accumulation Unit Value, End of Period                      $  10.66  $    13.01  $    17.53  $    22.31   $    23.93
 Number of Units Outstanding, End of Period                   103,697   1,680,419   2,788,068   3,048,172    3,298,412
STI GROWTH AND INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
STI INTERNATIONAL EQUITY SUB-ACCOUNT(5)
 Accumulation Unit Value, Beginning of Period                       -  $    10.00  $    10.15  $    11.69   $    12.79
 Accumulation Unit Value, End of Period                             -  $    10.15  $    11.69  $    12.79   $    13.73
 Number of Units Outstanding, End of Period                         -      97,975     734,702     785,600      681,256
STI INVESTMENT GRADE BOND SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.33  $    10.42  $    11.20   $    12.09
 Accumulation Unit Value, End of Period                      $  10.33  $    10.42  $    11.20  $    12.09   $    11.72
 Number of Units Outstanding, End of Period                    40,503     506,887     685,967     974,155      996,889
STI MID-CAP EQUITY SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.28  $    11.77  $    14.20   $    15.03
 Accumulation Unit Value, End of Period                      $  10.28  $    11.77  $    14.20  $    15.03   $    16.88
 Number of Units Outstanding, End of Period                    80,549     959,682   1,354,069   1,398,523    1,236,668
STI QUALITY GROWTH STOCK SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(6)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $     9.76   $     8.46
 Accumulation Unit Value, End of Period                             -           -  $     9.76  $     8.46   $     7.95
 Number of Units Outstanding, End of Period                         -           -     111,688     339,380      330,184
STI VALUE INCOME STOCK SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.69  $    12.51  $    15.66   $    16.95
 Accumulation Unit Value, End of Period                      $  10.69  $    12.51  $    15.66  $    16.95   $    16.22
 Number of Units Outstanding, End of Period                   124,596   2,238,993   3,718,933   3,867,770    3,911,784
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period (8,10)                      -           -           -           -   $     9.26
 Number of Units Outstanding, End of Period (8,10)                  -           -           -           -       23,888


                                 41 PROSPECTUS



For the Years Beginning January 1* and Ending December 31,         1995       1996        1997        1998         1999
                                                                 ----------------------------------------------------------
TEMPLETON GLOBAL INCOME SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
TEMPLETON GROWTH SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period (8,10)                      -           -           -           -   $    12.92
 Number of Units Outstanding, End of Period (8,10)                  -           -           -           -      147,546

*Unless otherwise indicated.




For the Years Beginning January 1* and Ending December 31,      2000         2001
AIM V.I. BALANCED SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     9.63
 Accumulation Unit Value, End of Period                      $     9.63   $    8.412
 Number of Units Outstanding, End of Period                      62,875       49,132
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    14.58   $    12.82
 Accumulation Unit Value, End of Period                      $    12.82   $     9.70
 Number of Units Outstanding, End of Period                   1,230,860      996,618
AIM V.I. CORE EQUITY SUB-ACCOUNT(2)(11)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.32
 Accumulation Unit Value, End of Period                      $     8.32   $    6.335
 Number of Units Outstanding, End of Period                     175,864      153,369
AIM V.I. GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     7.44
 Accumulation Unit Value, End of Period                      $     7.44   $    4.853
 Number of Units Outstanding, End of Period                     140,188      118,052
AIM V.I. HIGH YIELD SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.70
 Accumulation Unit Value, End of Period                      $     8.70   $    8.153
 Number of Units Outstanding, End of Period                      83,527       71,056
AIM V.I. PREMIER EQUITY SUB-ACCOUNT(2)(12)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.04
 Accumulation Unit Value, End of Period                      $     8.04   $    6.934
 Number of Units Outstanding, End of Period                     457,479      420,469
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    11.54   $    12.07
 Accumulation Unit Value, End of Period                      $    12.07   $   12.354
 Number of Units Outstanding, End of Period                     358,725      479,698
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     9.40
 Accumulation Unit Value, End of Period                      $     9.40   $    8.137
 Number of Units Outstanding, End of Period                     129,181      104,334
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $    10.86
 Accumulation Unit Value, End of Period                      $    10.86   $   10.186
 Number of Units Outstanding, End of Period                      19,864       50,669
FIDELITY VIP GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.67
 Accumulation Unit Value, End of Period                      $     8.67   $    7.042
 Number of Units Outstanding, End of Period                     296,742      233,288

                                 42 PROSPECTUS



For the Years Beginning January 1* and Ending December 31,      2000         2001
FIDELITY VIP HIGH INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.07
 Accumulation Unit Value, End of Period                      $     8.07   $    7.023
 Number of Units Outstanding, End of Period                      15,164       12,392
FIDELITY VIP II INDEX 500 SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.99
 Accumulation Unit Value, End of Period                      $     8.99   $    7.798
 Number of Units Outstanding, End of Period                     282,105      257,109
FIDELITY VIP OVERSEAS SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.61
 Accumulation Unit Value, End of Period                      $     8.61   $    6.698
 Number of Units Outstanding, End of Period                      68,280       61,716
MFS EMERGING GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.19
 Accumulation Unit Value, End of Period                      $     8.19   $    5.376
 Number of Units Outstanding, End of Period                     173,584      145,743
MFS INVESTORS TRUST SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     9.86
 Accumulation Unit Value, End of Period                      $     9.86   $    8.176
 Number of Units Outstanding, End of Period                      20,415       15,960
MFS NEW DISCOVERY SERIES - INITIAL CLASS (7)
 Accumulation Unit Value, Beginning of Period                         -   $   10.000
 Accumulation Unit Value, End of Period                               -   $   10.645
 Number of Units Outstanding, End of Period                           -           82
MFS RESEARCH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     9.01
 Accumulation Unit Value, End of Period                      $     9.01   $    6.999
 Number of Units Outstanding, End of Period                      47,248       62,169
MFS UTILITIES SERIES - INITIAL CLASS(7)
 Accumulation Unit Value, Beginning of Period                         -   $   10.000
 Accumulation Unit Value, End of Period                               -   $    9.120
 Number of Units Outstanding, End of Period                           -        1,122
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.21
 Accumulation Unit Value, End of Period                      $     8.21   $    5.566
 Number of Units Outstanding, End of Period                      93,883       78,813
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     9.13
 Accumulation Unit Value, End of Period                      $     9.13   $    7.876
 Number of Units Outstanding, End of Period                     110,703       93,537
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     9.69
 Accumulation Unit Value, End of Period                      $     9.69   $    8.405
 Number of Units Outstanding, End of Period                     108,051      112,055
OPPENHEIMER MAIN STREET GROWTH AND INCOME SUB-ACCOUNT (2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     9.01
 Accumulation Unit Value, End of Period                      $     9.01   $    7.986
 Number of Units Outstanding, End of Period                     250,805      269,657
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    11.14   $    11.70
 Accumulation Unit Value, End of Period                      $    11.70   $   11.797
 Number of Units Outstanding, End of Period                     395,411      362,364
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    10.25   $    10.38
 Accumulation Unit Value, End of Period                      $    10.38   $   10.736
 Number of Units Outstanding, End of Period                     131,969      115,937

                                 43 PROSPECTUS


For the Years Beginning January 1* and Ending December 31,      2000         2001
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -   $   10.000
 Accumulation Unit Value, End of Period                               -   $    9.864
 Number of Units Outstanding, End of Period                           -            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -   $    10.000
 Accumulation Unit Value, End of Period                               -   $     9.904
 Number of Units Outstanding, End of Period                           -             0
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -   $   10.000
 Accumulation Unit Value, End of Period                               -   $    9,796
 Number of Units Outstanding, End of Period                           -          700
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -   $   10.000
 Accumulation Unit Value, End of Period                               -   $    9.796
 Number of Units Outstanding, End of Period                           -            0
PUTNAM VT NEW VALUE FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -   $   10.000
 Accumulation Unit Value, End of Period                               -   $   10.121
 Number of Units Outstanding, End of Period                           -            0
PUTNAM VT VOYAGER FUND II - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -   $   10.000
 Accumulation Unit Value, End of Period                               -   $   10.138
 Number of Units Outstanding, End of Period                           -            0
STI CAPITAL APPRECIATION SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    23.93   $    24.34
 Accumulation Unit Value, End of Period                      $    24.34   $   22.726
 Number of Units Outstanding, End of Period                   2,508,651    2,235,751
STI GROWTH AND INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $    10.13
 Accumulation Unit Value, End of Period                      $    10.13   $   $9.437
 Number of Units Outstanding, End of Period                      23,535       48,707
STI INTERNATIONAL EQUITY SUB-ACCOUNT(5)
 Accumulation Unit Value, Beginning of Period                $    13.73   $    13.08
 Accumulation Unit Value, End of Period                      $    13.08   $   10.660
 Number of Units Outstanding, End of Period                     453,806      382,587
STI INVESTMENT GRADE BOND SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    11.72   $    12.30
 Accumulation Unit Value, End of Period                      $    12.30   $   13.251
 Number of Units Outstanding, End of Period                     731,489      679,613
STI MID-CAP EQUITY SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    16.88   $    16.17
 Accumulation Unit Value, End of Period                      $    16.17   $   16.386
 Number of Units Outstanding, End of Period                     974,068      869,756
STI QUALITY GROWTH STOCK SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00   $     8.96
 Accumulation Unit Value, End of Period                      $     8.96   $    7.189
 Number of Units Outstanding, End of Period                       9,144        3,627
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(6)
 Accumulation Unit Value, Beginning of Period                $     7.95   $     9.13
 Accumulation Unit Value, End of Period                      $     9.13   $   10.941
 Number of Units Outstanding, End of Period                     256,009      254,243
STI VALUE INCOME STOCK SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    16.22   $    17.68
 Accumulation Unit Value, End of Period                      $    17.68   $   17.240
 Number of Units Outstanding, End of Period                   2,427,230    2,159,700

                                 44 PROSPECTUS


For the Years Beginning January 1* and Ending December 31,      2000         2001
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $     9.26         -
 Accumulation Unit Value, End of Period (8,10)               $     9.07         -
 Number of Units Outstanding, End of Period (8,10)                    0         -
TEMPLETON GLOBAL INCOME SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)         $    10.00   $    11.38
 Accumulation Unit Value, End of Period                      $    11.38   $   11.474
 Number of Units Outstanding, End of Period                      25,703       24,475
TEMPLETON GROWTH SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)         $    10.00   $    13.58
 Accumulation Unit Value, End of Period                      $    13.58   $   13.218
 Number of Units Outstanding, End of Period                     336,766      237,738
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    12.92         -
 Accumulation Unit Value, End of Period (8,10)               $    12.97         -
 Number of Units Outstanding, End of Period (8,10)                    0         -


--------------------------------------------------------------------------------

*Unless otherwise indicated.

(1) The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of 0.10%.

(2) Variable Sub-Accounts that commenced operations on May 1, 2000.

(3)  Variable Sub-Accounts that commenced operations on January 10, 1999.

(4)  Variable Sub-Account that commenced operations on October 2, 1995.

(5)  Variable Sub-Accounts that commenced operations on November 7, 1996.

(6)  Variable Sub-Accounts that commenced operations on October 21, 1997.

(7) Variable Sub-Accounts that commenced operations on August 30, 2001.

(8)  End of period May 1, 2000.

(9)  Beginning of period May 1, 2000.

(10)  Effective May 1, 2000, the Portfolios in which the Templeton Bond (Class
2) and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into, respectively, new Variable Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) respectively, with Accumulation Unit Values starting at $10.00. For ease of comparison, in this table we are continuing to show Accumulation Unit Values for the predecessor Variable Sub-Accounts

(11) Effective May 1, 2002, the Portfolio changed its name from AIM V.I. Growth and Income Fund to AIM V.I. Core Equity Fund.

(12) Effective May 1, 2002, the Portfolio changed its name from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

                                  45 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
                                                        BASE POLICY PLUS
ENHANCED DEATH BENEFIT RIDER(1)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,     1997       1998        1999        2000         2001
                                                             ----------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.62
 Accumulation Unit Value, End of Period                             -           -           -  $     9.62   $    8.398
 Number of Units Outstanding, End of Period                         -           -           -      47,107       49,240
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    14.57   $    12.79
 Accumulation Unit Value, End of Period                             -           -  $    14.57  $    12.79   $    9.672
 Number of Units Outstanding, End of Period                         -           -     592,699   1,177,017      968,618
AIM V.I. CORE EQUITY SUB-ACCOUNT(2)(11)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.32
 Accumulation Unit Value, End of Period                             -           -           -  $     8.32   $    6.325
 Number of Units Outstanding, End of Period                         -           -           -      99,646       90,807
AIM V.I. GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     7.44
 Accumulation Unit Value, End of Period                             -           -           -  $     7.44   $    4.845
 Number of Units Outstanding, End of Period                         -           -           -     101,927       83,950
AIM V.I. HIGH YIELD SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    10.87   $     8.68
 Accumulation Unit Value, End of Period                             -           -  $    10.87        8.68   $    8.129
 Number of Units Outstanding, End of Period                         -           -     115,113     105,396       83,541
AIM V.I. PREMIER EQUITY SUB-ACCOUNT(2)(12)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.03
 Accumulation Unit Value, End of Period                             -           -           -  $     8.03   $    6.922
 Number of Units Outstanding, End of Period                         -           -           -     391,975      307,118
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.43  $    10.78  $    11.15  $    11.51   $    12.03
 Accumulation Unit Value, End of Period                      $  10.78  $    11.15  $    11.51  $    12.03   $   12.297
 Number of Units Outstanding, End of Period                   240,430     266,876     268,039     284,797      496,709
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.40
 Accumulation Unit Value, End of Period                             -           -           -  $     9.40   $    8.137
 Number of Units Outstanding, End of Period                         -           -           -     116,742      120,063
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.67
 Accumulation Unit Value, End of Period                             -           -           -  $     8.67   $   10.169
 Number of Units Outstanding, End of Period                         -           -           -     298,717       63,333
FIDELITY VIP GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.06
 Accumulation Unit Value, End of Period                             -           -           -  $     8.06   $    7.042
 Number of Units Outstanding, End of Period                         -           -           -       8,615      220,292
FIDELITY VIP HIGH INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.61
 Accumulation Unit Value, End of Period                             -           -           -  $     8.61   $    7.012
 Number of Units Outstanding, End of Period                         -           -           -      42,836       23,979
FIDELITY VIP II INDEX 500 SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.40
 Accumulation Unit Value, End of Period                             -           -           -  $     9.40   $    7.798
 Number of Units Outstanding, End of Period                         -           -           -     116,742      220,428

                                 46 PROSPECTUS


For the Years Beginning January 1* and Ending December 31,       1997        1998        1999        2000         2001
FIDELITY VIP OVERSEAS SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.61
 Accumulation Unit Value, End of Period                             -           -           -  $     8.61   $    6.698
 Number of Units Outstanding, End of Period                         -           -           -      42,836       39,992
MFS EMERGING GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.19
 Accumulation Unit Value, End of Period                             -           -           -  $     8.19   $    5.367
 Number of Units Outstanding, End of Period                         -           -           -     180,090      143,998
MFS INVESTORS TRUST SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.86
 Accumulation Unit Value, End of Period                             -           -           -  $     9.86   $    8.164
 Number of Units Outstanding, End of Period                         -           -           -      31,236       28,414
MFS NEW DISCOVERY SERIES - INITIAL CLASS(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $   10.641
 Number of Units Outstanding, End of Period                         -           -           -           -            0
MFS RESEARCH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.00
 Accumulation Unit Value, End of Period                             -           -           -  $     9.00   $    6.987
 Number of Units Outstanding, End of Period                         -           -           -      83,109       74,997
MFS UTILITIES SERIES - INITIAL CLASS (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -  $    10.000
 Accumulation Unit Value, End of Period                             -           -           -           -  $     9.117
 Number of Units Outstanding, End of Period                         -           -           -           -            0
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.20
 Accumulation Unit Value, End of Period                             -           -           -  $     8.20   $    5.557
 Number of Units Outstanding, End of Period                         -           -           -     111,564      103,565
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.13
 Accumulation Unit Value, End of Period                             -           -           -  $     9.13   $    7.863
 Number of Units Outstanding, End of Period                         -           -           -     115,644      112,220
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.68
 Accumulation Unit Value, End of Period                             -           -           -  $     9.68   $    8.391
 Number of Units Outstanding, End of Period                         -           -           -     119,614      121,589
OPPENHEIMER MAIN STREET GROWTH AND INCOME SUB-ACCOUNT (2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.01
 Accumulation Unit Value, End of Period                             -           -           -  $     9.01   $    7.973
 Number of Units Outstanding, End of Period                         -           -           -     232,475      225,807
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    11.13   $    11.68
 Accumulation Unit Value, End of Period                             -           -  $    11.13  $    11.68   $   11.763
 Number of Units Outstanding, End of Period                         -           -     180,771     305,016      277,398
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    10.24   $    10.36
 Accumulation Unit Value, End of Period                             -           -  $    10.24  $    10.36   $   10.704
 Number of Units Outstanding, End of Period                         -           -      98,211     100,515      101,021
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $    9.861
 Number of Units Outstanding, End of Period                         -           -           -           -            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $    9.901
 Number of Units Outstanding, End of Period                         -           -           -           -        1,194

                                 47 PROSPECTUS



For the Years Beginning January 1* and Ending December 31,       1997        1998        1999        2000         2001
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $   10.143
 Number of Units Outstanding, End of Period                         -           -           -           -            0
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $    9.792
 Number of Units Outstanding, End of Period                         -           -           -           -            0
PUTNAM VT NEW VALUE FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $   10.117
 Number of Units Outstanding, End of Period                         -           -           -           -            0
PUTNAM VOYAGER FUND II - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $   10.135
 Number of Units Outstanding, End of Period                         -           -           -           -            0
STI CAPITAL APPRECIATION SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  13.01  $    17.52  $    22.27  $    23.87   $    24.25
 Accumulation Unit Value, End of Period                      $  17.52  $    22.27  $    23.87  $    24.25   $   22.620
 Number of Units Outstanding, End of Period                   740,261   1,683,922   2,274,389   1.623,697    1,447,966
STI GROWTH AND INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $    10.12
 Accumulation Unit Value, End of Period                             -           -           -  $    10.12   $    9.422
 Number of Units Outstanding, End of Period                         -           -           -      54,035       62,398
STI INTERNATIONAL EQUITY SUB-ACCOUNT(5)
 Accumulation Unit Value, Beginning of Period                $  10.15  $    11.69  $    12.76  $    13.69   $    13.03
 Accumulation Unit Value, End of Period                      $  11.69  $    12.76  $    13.69  $    13.03   $   10.610
 Number of Units Outstanding, End of Period                   449,232     694,787     650,400     449,680      390,163
STI INVESTMENT GRADE BOND SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.43  $    11.19  $    12.07  $    11.69   $    12.26
 Accumulation Unit Value, End of Period                      $  11.19  $    12.07  $    11.69  $    12.26   $   13.189
 Number of Units Outstanding, End of Period                   187,763     604,179     847,001     612,043      593,732
STI MID-CAP EQUITY SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  11.77  $    14.19  $    15.01  $    16.84   $    16.11
 Accumulation Unit Value, End of Period                      $  14.19  $    15.01  $    16.84  $    16.11   $   16.310
 Number of Units Outstanding, End of Period                   329,138     671,132     584,235     474,428      419,051
STI QUALITY GROWTH STOCK SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.96
 Accumulation Unit Value, End of Period                             -           -           -  $     8.96   $    7.177
 Number of Units Outstanding, End of Period                         -           -           -      20,238       21,539
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(6)
 Accumulation Unit Value, Beginning of Period                $  10.00  $     9.76  $     8.45  $     7.93   $     9.10
 Accumulation Unit Value, End of Period                      $   9.76  $     8.45  $     7.93  $     9.10   $   10.894
 Number of Units Outstanding, End of Period                   161,267     706,858     545,289     350,147      310,696
STI VALUE INCOME STOCK SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  12.52  $    15.65  $    16.90  $    16.18   $    17.61
 Accumulation Unit Value, End of Period                      $  15.65  $    16.90  $    16.18  $    17.61   $   17.159
 Number of Units Outstanding, End of Period                   923,837   1,961,704   2,345,908   1,338,854    1,207,310
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $     9.25            -
 Accumulation Unit Value, End of Period (8,10)                      -           -  $     9.25  $     9.06            -
 Number of Units Outstanding, End of Period (8,10)                  -           -      23,888           0            -
TEMPLETON GLOBAL INCOME SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                -           -           -  $    10.00   $    11.37
 Accumulation Unit Value, End of Period                             -           -           -  $    11.37   $   11.455
 Number of Units Outstanding, End of Period                         -           -           -      22,202       18,984

                                 48 PROSPECTUS



For the Years Beginning January 1* and Ending December 31,       1997        1998        1999        2000         2001
TEMPLETON GROWTH SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                -           -           -  $    10.00   $    13.57
 Accumulation Unit Value, End of Period                             -           -           -  $    13.57   $   13.196
 Number of Units Outstanding, End of Period                         -           -           -     370,743      290,701
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    12.91            -
 Accumulation Unit Value, End of Period (8,10)                      -           -  $    12.91  $    12.95            -
 Number of Units Outstanding, End of Period (8,10)                  -           -     190,464           0            -



*Unless otherwise indicated.

(1) The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.35% and an Administrative Expense Charge of 0.10%.

(2)   Variable Sub-Accounts that commenced operations on May 1, 2000.

(3)  Variable Sub-Accounts that commenced operations on January 10, 1999.

(4)  Variable Sub-Account that commenced operations on October 2, 1995.

(5)  Variable Sub-Accounts that commenced operations on November 7, 1996.

(6)  Variable Sub-Accounts that commenced operations on October 21, 1997.

(7)  Variable Sub-Accounts that commenced operations on August 30, 2001.

(8)  End of period May 1, 2000.

(9)  Beginning of period May 1, 2000.

(10)  Effective May 1, 2000, the Portfolios in which the Templeton Bond (Class
2) and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into, respectively, new Variable Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) respectively, with Accumulation Unit Values starting at $10.00. For ease of comparison, in this table we are continuing to show Accumulation Unit Values for the predecessor Variable Sub-Accounts.

(11) Effective May 1, 2002, the Fund changed its name from AIM V.I. Growth and Income Fund to AIM V.I. Core Equity Fund.

(12) Effective May 1, 2002, the Fund changed its name from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.


                                 49 PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I  =   the interest crediting rate for a Guarantee Period

N =   the number of whole and partial years from the date we receive the transfer, withdrawal, or death benefit request,

           or from the Payout Start Date to the end of the Guarantee Period; and

J   =   the current interest crediting rate offered for a Guarantee Period of length N on the date we determine the

          Market Value Adjustment.



           J will be determined by a linear interpolation between the current interest rates for the next higher and lower integral years. For purposes of interpolation, current interest rates for Guarantee Periods not available under this

           Contract will be calculated in a manner consistent with those which are available.

The Market Value Adjustment factor is determined from the following formula:


                                .9 x (I - J) x N

Any transfer, withdrawal, or death benefit (depending on your Contract) paid or amount applied to an Income Plan from a Guarantee Period (except during the 30 day period after such Guarantee Period expires) will be multiplied by the Market Value Adjustment factor to determine the Market Value Adjustment.

                      EXAMPLES OF MARKET VALUE ADJUSTMENT



Purchase Payment:        $10,000 allocated to a Guarantee Period

Guarantee Period:                                        5 years

Interest Rate:                                             4.50%

Full Surrender:                           End of Contract Year 3

NOTE: This illustration assumes that premium taxes are not applicable.

                  EXAMPLE 1 (ASSUMES DECLINING INTEREST RATES)

Step 1.  Calculate Contract Value at
End of Contract Year 3:                   $10,000.00 X (1.0450)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal
Amount:                                   .10 X $11,411.66 = $1,141.17
Step 3. Calculate the Withdrawal          .05 X ($10,000.00 - $1,141.17) =
Charge:                                   $442.94
Step 4. Calculate the Market Value        I = 4.5%
Adjustment                                J = 4.2%
                                          N = 730 days = 2
                                              --------
                                                  365 days

                                          Market Value Adjustment Factor: .9 x
                                          (I - J) x N = .9 x (.045 - .042) x
                                          (730/365) = .0054

                                          Market Value Adjustment = Market
                                          Value Adjustment Factor x Amount
                                          Subject to Market Value Adjustment:
                                           = .0054 X $11,411.66 = $61.62


                                  50 PROSPECTUS



Step 5. Calculate the amount received
by Customers as a result of full
withdrawal at the end of Contract Year    $11,411.66 - $442.94 + $61.62 =
3:                                        $11.030.34



                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract Value at End    $10,000.00 X (1.045)/3 /=
of Contract Year 3:                         $11,411.66
Step 2. Calculate the Free Withdrawal
Amount:                                     .10% X ($11,411.66) = $1,141.17
Step 3. Calculate the Withdrawal Charge:    = .05 X ($10,000.00 - $1,141.17) =
                                            $442.94
Step 4. Calculate the Market Value          I = 4.5%
Adjustment:                                 J = 4.8%
                                            N = 730 days = 2
                                                --------
                                                    365 days

                                            Market Value Adjustment Factor: .9
                                            x (I - J) x N =
                                             .9 x (.045 - .048) x (730/365) = -
                                            .0054

                                            Market Value Adjustment = Market
                                            Value Adjustment Factor x Amount
                                            Subject to Market Value Adjustment:
                                             = -.0054 X $11,411.66 = - $61.62




Step 5. Calculate the amount received by
Customers as a result of full withdrawal    $11,411.66 - $442.94 - $61.62 =
at the end of Contract Year 3:              $10,907.10


                                 51 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  PURCHASES
--------------------------------------------------------------------------------
  TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
--------------------------------------------------------------------------------
  PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                  52 PROSPECTUS

                       THE STI CLASSIC VARIABLE ANNUITY

Glenbrook Life and Annuity Company       Statement of Additional Information
Glenbrook Life and Annuity Company                         dated May 1, 2002
Variable Annuity Account
3100 Sanders Road, Northbrook, IL 60062
1-800-755-5275

This Statement of Additional Information supplements the information in the prospectus for the STI Classic Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2002, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.



 TABLE OF CONTENTS




Description
Page

        Additions, Deletions or Substitutions of Investments
        The Contract
                  Purchases
                  Tax-free Exchanges (1035 Exchanges, Rollovers
                         and Transfers)
        Performance Information
        Calculation of Accumulation Unit Values
        Calculation of Variable Income Payments
        General Matters
                  Incontestability
                  Settlements
                  Safekeeping of the Variable Account's Assets
                  Premium Taxes
                  Tax Reserves

        Experts
        Financial Statements




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook Life. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:



                  1000(1+T) (nth power) = ERV

where:

          T          =    average annual total return

          ERV       =     ending redeemable value of a hypothetical
                          $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

          n          =    number of years in the period

          1000       =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $51,641. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below. No standardized total returns are shown for the Federated Prime Money Fund II Variable Sub-Account. The standardized performance figures for the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Variable Sub-Accounts (collectively, "new Variable Sub-Accounts") reflect the performance of predecessor Variable Sub-Accounts for the period January 10, 1999 (date of inception) to May 1, 2000 (date the predecessor Sub-Accounts, for administrative convenience, merged into the new Variable Sub-Accounts).

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies.
For periods prior to May 1, 2001, performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.


                           (Without the Enhanced Death Benefit Option)
                                                                                                    10 Years or
Variable Sub-Account                                                  1 Year          5 Years     Since Inception*
AIM V.I. Balanced                                                    -18.24%            N/A           -13.53%
AIM V.I. Capital Appreciation                                        -30.01%            N/A            -2.73%
AIM V.I. Core Equity                                                 -29.57%            N/A           -28.10%
AIM V.I. Growth                                                      -40.54%            N/A           -39.86%
AIM V.I. High Yield                                                  -11.87%            N/A            -8.63%
AIM V.I. Premier Equity                                              -19.38%            N/A           -23.71%
Federated Prime Money Fund II                                         -3.14%           2.96%            3.13%
Fidelity VIP Contrafund                                              -19.06%            N/A           -15.36%
Fidelity VIP Equity-Income                                           -11.83%            N/A            -2.29%
Fidelity VIP Growth                                                  -24.42%            N/A           -22.93%
Fidelity VIP High Income                                             -18.55%            N/A           -23.07%
Fidelity VIP Index 500                                               -18.92%            N/A           -17.65%
Fidelity VIP Overseas                                                -27.92%            N/A           -25.41%
MFS Emerging Growth                                                  -40.14%            N/A           -35.54%
MFS Investors Trust                                                  -22.74%            N/A           -15.08%
MFS New Discovery                                                      N/A              N/A             0.04%**
MFS Research                                                         -28.00%            N/A           -23.24%
MFS Utilities                                                          N/A              N/A           -15.35%**
Oppenheimer Aggressive Growth                                        -37.94%            N/A           -34.02%
Oppenheimer Capital Appreciation                                     -19.39%            N/A           -19.22%
Oppenheimer Global Securities                                        -18.85%            N/A           -13.57%
Oppenheimer Main Street Growth & Income                              -16.99%            N/A           -16.37%
Oppenheimer Multiple Strategies                                       -4.71%            N/A             4.24%
Oppenheimer Stategic Bond                                             -2.10%            N/A             0.81%
Putnam Diversified Income, Class IB                                    N/A              N/A            -7.82%**
Putnam Growth and Income, Class IB                                     N/A              N/A            -7.42%**
Putnam Growth Opportunities, Class IB                                  N/A              N/A            -4.98%**
Putnam Health Sciences, Class IB                                       N/A              N/A            -8.51%**
Putnam New Value, Class IB                                             N/A              N/A            -5.24%**
Putnam Voyager ll, Class IB                                            N/A              N/A            -5.06%**
STI Capital Appreciation                                             -12.21%          11.48%           13.86%
STI Growth and Income                                                -12.43%            N/A            -6.92%
STI International Equity                                             -24.18%           0.51%            0.76%
STI Investment Grade Bond                                              2.25%           4.45%            4.31%
STI Mid-Cap Equity                                                    -4.21%           6.44%            8.00%
STI Quality Growth Stock                                             -25.45%            N/A           -21.89%
STI Small Cap Value Equity                                            14.41%            N/A             #N/A
STI Value Income Stock                                                -8.03%           6.22%            8.89%
Templeton Global Income Securities - Class 2                          -4.69%            N/A            -2.81%
Templeton Growth Securities - Class 2                                 -8.20%            N/A             8.74%

* The Variable Sub-Accounts (or predecessors) commenced operations on the following dates:

Sub Account                                            Inception Dates
AIM V.I. Balanced                                          4/27/00
AIM V.I. Capital Appreciation                              1/14/99
AIM V.I. Core Equity                                       4/27/00
AIM V.I. Growth                                            4/27/00
AIM V.I. High Yield                                        1/14/99
AIM V.I. Premier Equity                                    4/27/00
Federated Prime Money II                                   10/2/95
Fidelity VIP Contrafund                                    4/27/00
Fidelity VIP Equity-Income                                 4/27/00
Fidelity VIP Growth                                        4/27/00
Fidelity VIP High Income                                   4/27/00
Fidelity VIP Index 500                                     4/27/00
Fidelity VIP Overseas                                      4/27/00
MFS Emerging Growth                                        4/27/00
MFS Investors Trust                                        4/27/00
MFS New Discovery                                          8/30/01
MFS Research                                               4/27/00
MFS Utilities                                              8/30/01
Oppenheimer Aggressive Growth                              4/27/00
Oppenheimer Capital Appreciation                           4/27/00
Oppenheimer Global Securities                              4/27/00
Oppenheimer Main Street Growth & Income                    4/27/00
Oppenheimer Multiple Strategies                            1/14/99
Oppenheimer Strategic Bond                                 1/14/99
Putnam VT Divesified Income - Class IB                     8/30/01
Putnam VT Growth and Income - Class IB                     8/30/01
Putnam VT Growth Opportunities - Class IB                  8/30/01
Putnam VT Health Sciences - Class IB                       8/30/01
Putnam VT New Value Fund - Class IB                        8/30/01
Putnam VT Voyager Fund II - Class IB                       8/30/01
STI Capital Appreciation                                   10/2/95
STI Growth and Income                                      4/27/00
STI International Equity                                   11/7/96
STI Investment Grade Bond                                  10/2/95
STI Mid-Cap Equity                                         10/2/95
STI Quality Growth Stock                                   4/27/00
STI Small Cap Value Equity                                10/21/97
STI Value Income Stock                                     10/2/95
Templeton Global Income Securities - Class 2                5/1/00 (1/10/99)
Templeton Growth Securities - Class 2                       5/1/00 (1/10/99)

**Total return not annualized. Variable Sub-Account operations commenced August 30, 2001.


(With the Enhanced Death Benefit Option)*


                        AVERAGE ANNUAL RETURN
                                                                                                    10 Years or
Variable Sub-Account                                                  1 Year          5 Years       Since Inception**
AIM V.I. Balanced                                                    -18.33%            N/A           -13.62%
AIM V.I. Capital Appreciation                                        -30.09%            N/A            -2.84%
AIM V.I. Core Equity                                                 -29.65%            N/A           -28.18%
AIM V.I. Growth                                                      -40.60%            N/A           -39.93%
AIM V.I. High Yield                                                  -11.96%            N/A            -8.73%
AIM V.I. Premier Equity                                              -19.46%            N/A           -23.80%
Federated Prime Money Fund II                                         -3.25%           2.86%            3.03%
Fidelity VIP Contrafund                                              -19.15%            N/A           -15.45%
Fidelity VIP Equity-Income                                           -11.92%            N/A            -2.40%
Fidelity VIP Growth                                                  -24.51%            N/A           -23.01%
Fidelity VIP High Income                                             -18.64%            N/A           -23.15%
Fidelity VIP Index 500                                               -19.00%            N/A           -17.74%
Fidelity VIP Overseas                                                -27.99%            N/A           -25.49%
MFS Emerging Growth                                                  -40.21%            N/A           -35.61%
MFS Investors Trust                                                  -22.82%            N/A           -15.17%
MFS New Discovery                                                      N/A              N/A             0.01%***
MFS Research                                                         -28.08%            N/A           -23.32%
MFS Utilities                                                          N/A              N/A           -15.35%***
Oppenheimer Aggressive Growth                                        -38.01%            N/A           -34.09%
Oppenheimer Capital Appreciation                                     -19.48%            N/A           -19.29%
Oppenheimer Global Securities                                        -18.94%            N/A           -13.66%
Oppenheimer Main Street Growth & Income                              -17.08%            N/A           -16.46%
Oppenheimer Multiple Strategies                                       -4.81%            N/A             4.13%
Oppenheimer Stategic Bond                                             -2.20%            N/A             0.71%
Putnam Diversified Income, Class IB                                    N/A              N/A            -7.85%***
Putnam Growth and Income, Class IB                                     N/A              N/A            -7.45%***
Putnam Growth Opportunities, Class IB                                  N/A              N/A            -5.01%***
Putnam Health Sciences, Class IB                                       N/A              N/A            -8.54%***
Putnam New Value, Class IB                                             N/A              N/A            -5.27%***
Putnam Voyager ll, Class IB                                            N/A              N/A            -5.09%***
STI Capital Appreciation                                             -12.31%          11.37%           13.75%
STI Growth and Income                                                -12.53%            N/A            -7.02%
STI International Equity                                             -24.26%           0.41%            0.66%
STI Investment Grade Bond                                              2.14%           4.34%            4.21%
STI Mid-Cap Equity                                                    -4.31%           6.34%            7.89%
STI Quality Growth Stock                                             -25.53%            N/A           -21.98%
STI Small Cap Value Equity                                            14.29%            N/A             #N/A
STI Value Income Stock                                                -8.13%           6.11%            8.78%
Templeton Global Income Securities - Class 2                          -4.79%            N/A            -2.91%
Templeton Growth Securities - Class 2                                 -8.30%            N/A             8.63%



*The Enhanced Death Benefit Option was first made available under the Contracts
May 1, 1997. Performance figures for periods prior to the availability of the Enhanced Death Benefit Option have been adjusted to reflect the current charge for such Option as if it had been available throughout the periods shown.

**The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.

***Total return not annualized. Variable Sub-Account operations commenced August
30, 2001.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to- date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; "'n' most recent Calendar Years"; and "Inception (commencement of the Sub-account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below. No non-standardized total returns are shown for the Federated Prime Money Fund II Variable Sub-Account.

The non-standardized performance figures for the Templeton Global Income
Securities (Class 2) and Templeton Growth Securities (Class 2) Variable
Sub-Accounts (i.e., the new Variable Sub-Accounts) reflect the performance of predecessor Variable Sub-Accounts for the period January 10, 1999 (date of inception) to May 1, 2000 (date the predecessor Sub-Accounts, for administrative convenience, merged into the new Variable Sub-Accounts.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS
Investors Trust Series to reflect changes in its investment policies.
For periods prior to May 1, 2001, performance shown for the MFS Investors Trust
Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

          (Without the Enhanced Death Benefit Option)

                         AVERAGE ANNUAL RETURN
                                                                                                         10 Years or
Variable Sub-Account                                                       1 Year         5 Years      Since Inception*
AIM V.I. Balanced                                                         -12.62%           N/A             -9.79%
AIM V.I. Capital Appreciation                                             -24.32%           N/A             -1.02%
AIM V.I. Core Equity                                                      -23.87%           N/A            -23.80%
AIM V.I. Growth                                                           -34.78%           N/A            -34.98%
AIM V.I. High Yield                                                        -6.28%           N/A             -6.66%
AIM V.I. Premier Equity                                                   -13.74%           N/A            -19.59%
Federated Prime Money Fund II                                               2.39%          3.41%             3.41%
Fidelity VIP Contrafund                                                   -13.43%           N/A            -11.55%
Fidelity VIP Equity-Income                                                 -6.24%           N/A              1.10%
Fidelity VIP Growth                                                       -18.76%           N/A            -18.84%
Fidelity VIP High Income                                                  -12.92%           N/A            -18.97%
Fidelity VIP Index 500                                                    -13.29%           N/A            -13.76%
Fidelity VIP Overseas                                                     -22.23%           N/A            -21.23%
MFS Emerging Growth                                                       -34.39%           N/A            -30.89%
MFS Investors Trust                                                       -17.09%           N/A            -11.29%
MFS New Discovery                                                           N/A             N/A              6.45%**
MFS Research                                                              -22.31%           N/A            -19.14%
MFS Utilities                                                               N/A             N/A             -8.80%**
Oppenheimer Aggressive Growth                                             -32.20%           N/A            -29.45%
Oppenheimer Capital Appreciation                                          -13.76%           N/A            -13.25%
Oppenheimer Global Securities                                             -13.22%           N/A             -9.83%
Oppenheimer Main Street Growth & Income                                   -11.37%           N/A            -12.53%
Oppenheimer Multiple Strategies                                             0.84%           N/A              5.73%
Oppenheimer Stategic Bond                                                   3.43%           N/A              2.42%
Putnam Diversified Income, Class IB                                         N/A             N/A             -1.36%**
Putnam Growth and Income, Class IB                                          N/A             N/A             -0.96%**
Putnam Growth Opportunities, Class IB                                       N/A             N/A              1.46%**
Putnam Health Sciences, Class IB                                            N/A             N/A             -2.04%**
Putnam New Value, Class IB                                                  N/A             N/A              1.21%**
Putnam Voyager ll, Class IB                                                 N/A             N/A              1.38%**
STI Capital Appreciation                                                   -6.62%         11.79%            14.03%
STI Growth and Income                                                      -6.84%           N/A             -3.39%
STI International Equity                                                  -18.52%          0.99%             1.25%
STI Investment Grade Bond                                                   7.75%          4.87%             4.58%
STI Mid-Cap Equity                                                          1.33%          6.83%             8.22%
STI Quality Growth Stock                                                  -19.78%           N/A            -17.85%
STI Small Cap Value Equity                                                 19.84%           N/A               N/A
STI Value Income Stock                                                     -2.47%          6.61%             9.10%
Templeton Global Income Securities - Class 2                                0.86%           N/A             -1.07%
Templeton Growth Securities - Class 2                                      -2.63%           N/A             10.10%


*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

**Total return not annualized.  Variable Sub-Account operations commenced August
30, 2001.

(With the Enhanced Death Benefit Option)*

                               AVERAGE ANNUAL RETURN
                                                                                                          10 Years or
Variable Sub-Account                                                       1 Year         5 Years       Since Inception**
AIM V.I. Balanced                                                         -12.71%           N/A             -9.88%
AIM V.I. Capital Appreciation                                             -24.39%           N/A             -1.12%
AIM V.I. Core Equity                                                      -23.95%           N/A            -23.87%
AIM V.I. Growth                                                           -34.84%           N/A            -35.04%
AIM V.I. High Yield                                                        -6.37%           N/A             -6.75%
AIM V.I. Premier Equity                                                   -13.83%           N/A            -19.67%
Federated Prime Money Fund II                                               2.29%           3.31%            3.31%
Fidelity VIP Contrafund                                                   -13.51%           N/A            -11.64%
Fidelity VIP Equity-Income                                                 -6.33%           N/A              1.00%
Fidelity VIP Growth                                                       -18.84%           N/A            -18.93%
Fidelity VIP High Income                                                  -13.01%           N/A            -19.05%
Fidelity VIP Index 500                                                    -13.37%           N/A            -13.85%
Fidelity VIP Overseas                                                     -22.31%           N/A            -21.31%
MFS Emerging Growth                                                       -34.45%           N/A            -30.96%
MFS Investors Trust                                                       -17.17%           N/A            -11.38%
MFS New Discovery                                                           N/A             N/A              6.41%***
MFS Research                                                              -22.39%           N/A            -19.22%
MFS Utilities                                                               N/A             N/A             -8.83%***
Oppenheimer Aggressive Growth                                             -32.26%           N/A            -29.52%
Oppenheimer Capital Appreciation                                          -13.84%           N/A            -13.34%
Oppenheimer Global Securities                                             -13.31%           N/A             -9.92%
Oppenheimer Main Street Growth & Income                                   -11.46%           N/A            -12.62%
Oppenheimer Multiple Strategies                                             0.74%           N/A              5.63%
Oppenheimer Stategic Bond                                                   3.33%           N/A              2.32%
Putnam Diversified Income, Class IB                                         N/A             N/A             -1.39%***
Putnam Growth and Income, Class IB                                          N/A             N/A             -0.99%***
Putnam Growth Opportunities, Class IB                                       N/A             N/A              1.43%***
Putnam Health Sciences, Class IB                                            N/A             N/A             -2.08%***
Putnam New Value, Class IB                                                  N/A             N/A              1.17%***
Putnam Voyager ll, Class IB                                                 N/A             N/A              1.35%***
STI Capital Appreciation                                                   -6.71%         11.68%            13.92%
STI Growth and Income                                                      -6.94%           N/A             -3.49%
STI International Equity                                                  -18.60%          0.88%             1.15%
STI Investment Grade Bond                                                   7.64%          4.77%             4.47%
STI Mid-Cap Equity                                                          1.23%          6.73%             8.11%
STI Quality Growth Stock                                                  -19.86%           N/A            -17.93%
STI Small Cap Value Equity                                                 19.72%           #N/A            #N/A
STI Value Income Stock                                                     -2.57%          6.50%             8.99%
Templeton Global Income Securities - Class 2                                0.76%           N/A             -1.16%
Templeton Growth Securities - Class 2                                      -2.73%           N/A              9.99%



* The Enhanced Death Benefit Option was first made available under the Contracts
May 1, 1997. Performance figures for periods prior to the availability of the Enhanced Death Benefit Option have been adjusted to reflect the current charge for such Option as if it had been available throughout the periods shown.

**The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

***Total return not annualized. Variable Sub-Account operations commenced August
30, 2001.

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical performance figures for the Templeton Global Income
Securities (Class 2), and Templeton Growth Securities (Class 2) Variable
Sub-Accounts are based on the historical performance of the Templeton Global
Income Securities (Class 2), and Templeton Growth Securities (Class 2)
Portfolios. These figures do not reflect the performance of predecessor Variable
Sub-Accounts prior to May 1, 2000.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS
Investors Trust Series to reflect changes in its investment policies.
For periods prior to May 1, 2001, performance shown for the MFS Investors Trust
Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below.

      (Without the Enhanced Death Benefit Option)
                                                                                                         10 Years or
Variable Sub-Account                                                       1 Year         5 Years       Since Inception*
AIM V.I. Balanced                                                         -18.24%           N/A             1.27%
AIM V.I. Capital Appreciation                                             -30.01%          4.17%           10.15%
AIM V.I. Core Equity                                                      -29.57%          5.45%            9.76%
AIM V.I. Growth                                                           -40.54%          2.05%            7.25%
AIM V.I. High Yield                                                       -11.87%           N/A           -10.25%
AIM V.I. Premier Equity                                                   -19.38%          7.86%           11.79%
Federated Prime Money Fund II                                              -3.14%          2.96%            6.80%
Fidelity VIP Contrafund                                                   -19.06%          8.61%           14.07%
Fidelity VIP Equity-Income                                                -11.83%          7.56%           12.15%
Fidelity VIP Growth                                                       -24.42%          9.83%           11.77%
Fidelity VIP High Income                                                  -18.55%          -5.48%           3.77%
Fidelity VIP Index 500                                                    -18.92%          8.54%           11.78%
Fidelity VIP Overseas                                                     -27.92%          0.89%            4.36%
MFS Emerging Growth                                                       -40.14%          6.82%           10.35%
MFS Investors Trust                                                       -22.74%          5.46%            9.04%
MFS New Discovery                                                         -11.90%           N/A            12.25%
MFS Research                                                              -28.00%          4.81%            8.51%
MFS Utilities                                                             -30.93%          7.33%           12.06%
Oppenheimer Aggressive Growth                                             -37.94%          5.23%           10.19%
Oppenheimer Capital Appreciation                                          -19.39%          12.35%          13.57%
Oppenheimer Global Securities                                             -18.85%          13.56%          12.28%
Oppenheimer Main Street Growth & Income                                   -16.99%          4.88%           11.97%
Oppenheimer Multiple Strategies                                            -4.71%          6.90%            8.62%
Oppenheimer Stategic Bond                                                  -2.10%          2.50%            4.06%
Putnam Diversified Income, Class IB (3)                                    -3.42%          0.23%            2.61%
Putnam Growth and Income, Class IB (3)                                    -13.25%          6.10%           10.21%
Putnam Growth Opportunities, Class IB (3)                                 -38.76%           N/A           -33.60%
Putnam Health Sciences, Class IB (3)                                      -26.51%           N/A             1.95%
Putnam New Value, Class IB (3)                                             -3.61%           N/A             7.60%
Putnam Voyager II, Class IB (3)                                           -37.46%           N/A           -48.06%
STI Capital Appreciation                                                  -12.21%          11.48%          13.86%
STI Growth and Income                                                     -12.43%           N/A            -2.17%
STI International Equity                                                  -24.18%          0.51%            0.76%
STI Investment Grade Bond                                                  2.25%           4.45%            4.31%
STI Mid-Cap Equity                                                        -4.21%           6.44%            8.00%
STI Quality Growth Stock                                                  -25.45%           N/A           -15.21%
STI Small Cap Value Equity                                                 14.41%           N/A             1.36%
STI Value Income Stock                                                     -8.03%          6.22%            8.89%
Templeton Global Income Securities - Class 2 (1)                           -4.69%          -0.10%           2.59%
Templeton Growth Securities - Class 2 (2)                                  -8.20%          6.45%            8.29%


* The inception dates of the Portfolios corresponding to the Variable
Sub-Accounts are as follows:


AIM V.I. Balanced                                    May 1, 1998
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Core Equity                                 May 2, 1994
AIM V.I. Growth                                      May 5, 1993
AIM V.I. High Yield                                  May 1, 1998
AIM V.I. Premier Equity                              May 5, 1993
Federated Prime Money Fund II                        November 21, 1994
Fidelity VIP Contrafund                              January 3, 1995
Fidelity VIP Equity-Income                           October 23, 1986
Fidelity VIP Growth                                  October 9, 1986
Fidelity VIP High Income                             September 20, 1985
Fidelity VIP Index 500                               August 31, 1992
Fidelity VIP Overseas                                January 30, 1987
MFS Emerging Growth                                  July 24, 1995
MFS Investors Trust                                  October 9, 1995
MFS New Discovery                                    May 1, 1998
MFS Research                                         July 26, 1995
MFS Utilities                                        January 3, 1995
Oppenheimer Aggressive Growth                        August 15, 1986
Oppenheimer Capital Appreciation                     April 3, 1985
Oppenheimer Global Securities                        November 12, 1990
Oppenheimer Main Street Growth & Income              July 5, 1995
Oppenheimer Multiple Strategies                      February 9, 1987
Oppenheimer Strategic Bond                           May 3, 1993
Putnam VT Divesified Income - Class IB               September 15, 1993
Putnam VT Growth and Income - Class IB               February 1, 1988
Putnam VT Growth Opportunities - Class IB            January 31, 2000
Putnam VT Health Sciences - Class IB                 April 30, 1998
Putnam VT New Value - Class IB                       January 2, 1997
Putnam VT Voyager II - Class IB                      September 28, 2000
STI Capital Appreciation                             October 2, 1995
STI Growth and Income                                December 30, 1999
STI International Equity                             November 7, 1996
STI Investment Grade Bond                            October 2, 1995
STI Mid-Cap Equity                                   October 2, 1995
STI Quality Growth Stock                             December 30, 1999
STI Small Cap Value Equity                           October 21, 1997
STI Value Income Stock                               October 2, 1995
Templeton Global Income Securities                   January 24, 1989
Templeton Growth Securities                          March 15, 1994


(With the Enhanced Death Benefit Option)*

                                                                                                        10 Years or
Variable Sub-Account                                                       1 Year         5 Years     Since Inception**
AIM V.I. Balanced                                                         -18.33%           N/A             1.17%
AIM V.I. Capital Appreciation                                             -30.09%          4.07%           10.04%
AIM V.I. Core Equity                                                      -29.65%          5.34%            9.65%
AIM V.I. Growth                                                           -40.60%          1.95%            7.14%
AIM V.I. High Yield                                                       -11.96%           N/A           -10.35%
AIM V.I. Premier Equity                                                   -19.46%          7.75%           11.68%
Federated Prime Money Fund II                                              -3.25%          2.86%            6.69%
Fidelity VIP Contrafund                                                   -19.15%          8.50%           13.96%
Fidelity VIP Equity-Income                                                -11.92%          7.45%           12.04%
Fidelity VIP Growth                                                       -24.51%          9.72%           11.66%
Fidelity VIP High Income                                                  -18.64%          -5.58%           3.67%
Fidelity VIP Index 500                                                    -19.00%          8.43%           11.67%
Fidelity VIP Overseas                                                     -27.99%          0.78%            4.25%
MFS Emerging Growth                                                       -40.21%          6.71%           10.24%
MFS Investors Trust                                                       -22.82%          5.35%            8.93%
MFS New Discovery                                                         -11.99%           N/A            12.14%
MFS Research                                                              -28.08%          4.71%            8.40%
MFS Utilities                                                             -31.01%          7.22%           11.95%
Oppenheimer Aggressive Growth                                             -38.01%          5.12%           10.08%
Oppenheimer Capital Appreciation                                          -19.48%          12.23%          13.46%
Oppenheimer Global Securities                                             -18.94%          13.44%          12.17%
Oppenheimer Main Street Growth & Income                                   -17.08%          4.77%           11.86%
Oppenheimer Multiple Strategies                                            -4.81%          6.79%            8.51%
Oppenheimer Stategic Bond                                                  -2.20%          2.39%            3.95%
Putnam Diversified Income, Class IB (3)                                    -3.52%          0.12%            2.51%
Putnam Growth and Income, Class IB (3)                                    -13.35%          5.99%           10.09%
Putnam Growth Opportunities, Class IB (3)                                 -38.83%           N/A           -33.67%
Putnam Health Sciences, Class IB (3)                                      -26.59%           N/A             1.84%
Putnam New Value, Class IB (3)                                             -3.72%           N/A             7.49%
Putnam Voyager II, Class IB (3)                                           -37.53%           N/A           -48.12%
STI Capital Appreciation                                                  -12.31%          11.37%          13.75%
STI Growth and Income                                                     -12.53%           N/A            -2.28%
STI International Equity                                                  -24.26%          0.41%            0.66%
STI Investment Grade Bond                                                   2.14%          4.34%            4.21%
STI Mid-Cap Equity                                                         -4.31%          6.34%            7.89%
STI Quality Growth Stock                                                  -25.53%           N/A           -15.30%
STI Small Cap Value Equity                                                 14.29%           N/A             1.26%
STI Value Income Stock                                                     -8.13%          6.11%            8.78%
Templeton Global Income Securities - Class 2 (1)                           -4.79%         -0.20%            2.49%
Templeton Growth Securities - Class 2 (2)                                  -8.30%          6.34%            8.18%

(1) The Fund's Class 2 shares ("12b-1 class") corresponding to this Variable Sub-Account were first offered on 1/6/99. This share class has Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolio's Class I shares ("non 12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolio's 12b-1 class shares.

(2) The Fund's Class 2 shares ("12b-1 class") corresponding to this Variable Sub-Account were first offered on 1/6/99. This share class has Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolio's Class I shares ("non 12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolio's 12b-1 class shares.

(3) The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam Diversified Income and Growth and the Income Variable Sub-Accounts were first offered on April 6, 1998, those corresponding to the Health Sciences and the New Value Variable Sub-Accounts were first offered on April 30, 1998, those corresponding to the Growth Opportunities Variable Sub-Account were first offered on January 31, 2000, and those corresponding to the Putnam Voyager II Variable Sub-Account were first offered on September 1, 2000, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non-12b-1 class"), adjusted to reflect the current expense of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.


*Performance figures have been adjusted to reflect the current charge for the Enhanced Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Portfolios appear in the first footnote to the preceding table.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

        (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

        (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS

The financial statements of Glenbrook Life as of December 31, 2001, and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the two years then ended that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, the financial statements of GlenbrookLife as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Glenbrook Life appearing herein should be considered only as bearing upon the ability of Glenbrook Life to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       GLENBROOK LIFE AND ANNUITY COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,715    $10,808    $ 6,579
  Realized capital gains and losses.........................      435        419        312
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,150     11,227      6,891
Income Tax Expense..........................................    3,896      3,925      2,382
                                                              -------    -------    -------
NET INCOME..................................................    7,254      7,302      4,509
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    1,633      3,603     (5,286)
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $ 8,887    $10,905    $  (777)
                                                              =======    =======    =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
                                                              (IN THOUSANDS, EXCEPT PAR
                                                                     VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $154,154 and $139,819)...................................  $  160,974    $  144,127
  Short-term................................................       6,592         3,085
                                                              ----------    ----------
  Total investments.........................................     167,566       147,212
Cash........................................................          --        13,500
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................   5,378,036     4,702,940
Other assets................................................       3,404         3,391
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL ASSETS..........................................  $7,096,959    $6,607,371
                                                              ==========    ==========
LIABILITIES
Contractholder funds........................................  $5,370,475    $4,696,846
Reserve for life-contingent contract benefits...............       7,561         6,094
Current income taxes payable................................       3,844         3,729
Deferred income taxes.......................................       2,610         1,842
Payable to affiliates, net..................................       2,198         5,101
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL LIABILITIES.....................................   6,934,641     6,453,940
                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................       2,500         2,500
Additional capital paid-in..................................     119,241       119,241
Retained income.............................................      36,144        28,890
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................       4,433         2,800
                                                              ----------    ----------
      Total accumulated other comprehensive income..........       4,433         2,800
                                                              ----------    ----------
      TOTAL SHAREHOLDER'S EQUITY............................     162,318       153,431
                                                              ----------    ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $7,096,959    $6,607,371
                                                              ==========    ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,500   $  2,100
Issuance of stock...........................................        --         --        400
                                                              --------   --------   --------
Balance, end of year........................................     2,500      2,500      2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................   119,241    119,241     69,641
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
Balance, end of year........................................   119,241    119,241    119,241
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................    28,890     21,588     17,079
Net income..................................................     7,254      7,302      4,509
                                                              --------   --------   --------
Balance, end of year........................................    36,144     28,890     21,588
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................     2,800       (803)     4,483
Change in unrealized net capital gains and losses...........     1,633      3,603     (5,286)
                                                              --------   --------   --------
Balance, end of year........................................     4,433      2,800       (803)
                                                              --------   --------   --------
    TOTAL SHAREHOLDER'S EQUITY..............................  $162,318   $153,431   $142,526
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,254   $  7,302   $  4,509
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       (77)      (468)       (65)
    Realized capital gains and losses.......................      (435)      (419)      (312)
    Changes in:
      Income taxes payable..................................         4      1,563        235
      Payable to affiliates, net............................    (2,903)       979        539
      Other operating assets and liabilities................    (1,491)      (725)      (275)
                                                              --------   --------   --------
    Net cash provided by operating activities...............     2,352      8,232      4,631
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    14,535     20,682      9,049
  Investment collections....................................     9,553      3,163      4,945
  Investments purchases.....................................   (36,433)   (68,967)   (20,328)
Change in short-term investments, net.......................    (3,507)    50,381    (48,288)
                                                              --------   --------   --------
    Net cash (used in) provided by investing activities.....   (15,852)     5,259    (54,622)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --         --        400
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --         --     50,000
                                                              --------   --------   --------

NET (DECREASE) INCREASE IN CASH.............................   (13,500)    13,491          9
CASH AT BEGINNING OF YEAR...................................    13,500          9         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $ 13,500   $      9
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
Glenbrook Life, a single segment entity, markets a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through financial services firms. These products include interest-sensitive life including single premium life and variable life; fixed annuities including market value adjusted annuities and equity-indexed annuities; immediate annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable life, variable annuities and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and is a registered broker-dealer under the Securities Exchange Act of 1934.

In 2001, substantially all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Arizona, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as S&P 500.

Separate Accounts products include variable annuity and variable life. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

All contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the statement of operations. The adoption of SFAS No. 142 is not expected to have a material impact on either the financial position or results of operations of the Company.

In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, interest credited to contractholders' funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                 YEAR ENDED DECEMBER 31,
                                               2001        2000        1999
(IN THOUSANDS)                               --------    --------    --------
Contract charges                             $ 31,771    $ 37,965    $ 27,175
Interest credited to contractholders'
 funds, contract benefits and certain
 expenses                                     384,825     331,220     253,945

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48.6 million, $48.6 million and $26.6 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                           GROSS
                                                        UNREALIZED
                                           AMORTIZED  ---------------    FAIR
          AT DECEMBER 31, 2001               COST     GAINS   LOSSES    VALUE
          --------------------             ---------  ------  -------  --------
(IN THOUSANDS)
U.S. government and agencies               $ 44,832   $2,508  $   (24) $ 47,316
Municipal                                     1,400       --       (3)    1,397
Corporate                                    75,425    3,532     (650)   78,307
Foreign government                              415       20       --       435
Mortgage-backed securities                   32,082    1,447      (10)   33,519
                                           --------   ------  -------  --------
  Total fixed income securities            $154,154   $7,507  $  (687) $160,974
                                           ========   ======  =======  ========

          AT DECEMBER 31, 2000
          --------------------
U.S. government and agencies               $ 13,210   $2,376  $    --  $ 15,586
Municipal                                     1,400       --      (38)    1,362
Corporate                                    82,269    2,092   (1,167)   83,194
Foreign government                              256       24       --       280
Mortgage-backed securities                   42,684    1,081      (60)   43,705
                                           --------   ------  -------  --------
  Total fixed income securities            $139,819   $5,573  $(1,265) $144,127
                                           ========   ======  =======  ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                                             AMORTIZED    FAIR
                                                               COST      VALUE
(IN THOUSANDS)                                               ---------  --------
Due in one year or less                                      $  6,728   $  6,865
Due after one year through five years                          50,006     52,447
Due after five years through ten years                         47,974     48,868
Due after ten years                                            17,364     19,275
                                                             --------   --------
                                                              122,072    127,455
Mortgage-backed securities                                     32,082     33,519
                                                             --------   --------
  Total                                                      $154,154   $160,974
                                                             ========   ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

               YEAR ENDED DECEMBER 31,                   2001     2000     1999
               -----------------------                  -------  -------  ------
(IN THOUSANDS)
Fixed income securities                                 $10,566  $10,317  $6,458
Short-term investments                                      409      587     230
                                                        -------  -------  ------
  Investment income, before expense                      10,975   10,904   6,688
  Investment expense                                        260       96     109
                                                        -------  -------  ------
  Net investment income                                 $10,715  $10,808  $6,579
                                                        =======  =======  ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

                   YEAR ENDED DECEMBER 31,                     2001   2000   1999
                   -----------------------                     -----  -----  -----
(IN THOUSANDS)
Fixed income securities                                        $ 435  $ 419  $ 312
Income taxes                                                    (152)  (147)  (109)
                                                               -----  -----  -----
Realized capital gains and losses, after tax                   $ 283  $ 272  $ 203
                                                               =====  =====  =====

Excluding calls and prepayments, gross gains of $636 thousand, $807 thousand and $370 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively, and gross losses of $201 thousand, $388 thousand, and $58 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                          GROSS
                                                        UNREALIZED
                                 AMORTIZED    FAIR    --------------  UNREALIZED
                                   COST      VALUE    GAINS   LOSSES  NET GAINS
(IN THOUSANDS)                   ---------  --------  ------  ------  ----------
Fixed income securities          $154,154   $160,974  $7,507  $(687)   $ 6,820
                                 ========   ========  ======  =====
Deferred income taxes                                                   (2,387)
                                                                       -------
Unrealized net capital gains
 and losses                                                            $ 4,433
                                                                       =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

               YEAR ENDED DECEMBER 31,                  2001    2000     1999
               -----------------------                 ------  -------  -------
(IN THOUSANDS)
Fixed income securities                                $2,512  $ 5,544  $(8,134)
Deferred income taxes                                    (879)  (1,941)   2,848
                                                       ------  -------  -------
Increase (decrease) in unrealized net capital gains
 and losses                                            $1,633  $ 3,603  $(5,286)
                                                       ======  =======  =======

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $9.3 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Fixed income securities
                                 $  160,974  $  160,974  $  144,127  $  144,127
Short-term investments                6,592       6,592       3,085       3,085
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Contractholder funds on
 investment contracts            $5,332,632  $5,086,856  $4,694,695  $4,467,866
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits consist of immediate annuities with life contingencies. The assumptions for mortality generally utilized in calculating reserves include the 1983 group annuity mortality table. Interest rate assumptions vary from 3.0% to 7.7%. Other estimation methods used include the present value of contractually fixed future benefits.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                                            2001        2000
(IN THOUSANDS)                                           ----------  ----------
Interest-sensitive life                                  $   67,555  $   27,997
Fixed annuities:
  Immediate annuities                                        24,123      20,577
  Deferred annuities                                      5,278,797   4,648,272
                                                         ----------  ----------
  Total Contractholder funds                             $5,370,475  $4,696,846
                                                         ==========  ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.3% to 7.1% for interest-sensitive life contracts; 3.2% to 7.3% for immediate annuities and 0% to 9.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and,
ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Less than 1% of deferred annuities are subject to a market value adjustment.

7.  THIRD PARTY ADMINISTRATION AGREEMENT
On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

9.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The components of the deferred income tax liabilities at December 31, are as follows:

                                                                  2001    2000
(IN THOUSANDS)                                                   ------  ------
DEFERRED LIABILITIES
Unrealized net capital gains                                     $2,387  $1,508
Difference in tax bases of investments                              223     334
                                                                 ------  ------
  Total deferred liabilities                                     $2,610  $1,842
                                                                 ======  ======

The components of income tax expense for the year ended December 31, are as follows:

                                                          2001    2000    1999
(IN THOUSANDS)                                           ------  ------  ------
Current                                                  $4,008  $3,730  $2,326
Deferred                                                   (112)    195      56
                                                         ------  ------  ------
  Total income tax expense                               $3,896  $3,925  $2,382
                                                         ======  ======  ======

The Company paid income taxes of $3.9 million, $2.4 million and $2.1 million in 2001, 2000 and 1999, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                            2001   2000   1999
                                                            -----  -----  -----
Statutory federal income tax rate                           35.0%  35.0%  35.0%
Other                                                       (0.1)    --   (0.4)
                                                            ----   ----   ----
Effective income tax rate                                   34.9%  35.0%  34.6%
                                                            ====   ====   ====

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                               SHAREHOLDER'S
                                           NET INCOME              EQUITY
                                     ----------------------  ------------------
                                      2001    2000    1999     2001      2000
(IN THOUSANDS)                       ------  ------  ------  --------  --------
Balance per GAAP                     $7,254  $7,302  $4,509  $162,318  $153,431
Unrealized gain/loss on fixed
 income securities                       --      --      --    (6,820)   (4,308)
Deferred income taxes                   (65)   (554)   (164)      269        22
Employee benefits                       (31)     (1)      1       216       180
Reserves and non-admitted assets       (150)   (197)   (165)   (7,699)     (290)
Other                                   (24)     47      (2)    5,757    (1,954)
                                     ------  ------  ------  --------  --------
Balance per statutory accounting
 practices                           $6,984  $6,597  $4,179  $154,041  $147,081
                                     ======  ======  ======  ========  ========

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

Accounting changes adopted to conform to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Arizona Department of Insurance, the impact of the changes will be recorded.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited by Arizona law to formula amounts based on statutory surplus and net gain from operations, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Arizona Department of Insurance is $7.0 million.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                                2001                        2000                        1999
                                     --------------------------  --------------------------  --------------------------
                                     PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX
(IN THOUSANDS)                       ------  -------  ---------  ------  -------  ---------  -------  ------  ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
-----------------------------------
Unrealized holding gains (losses)
  arising during the period          $2,948  $(1,032)  $1,916    $5,752  $(2,014)  $3,738    $(7,822) $2,739   $(5,083)
Less: reclassification adjustments     436      (153)     283      208       (73)     135        312    (109)      203
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Unrealized net capital gains
  (losses)                           2,512      (879)   1,633    5,544    (1,941)   3,603     (8,134)  2,848    (5,286)
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Other comprehensive income (loss)    $2,512  $  (879)  $1,633    $5,544  $(1,941)  $3,603    $(8,134) $2,848   $(5,286)
                                     ======  =======   ======    ======  =======   ======    =======  ======   =======

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force.....................................  $187,400   $187,400   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 31,711   $ 31,711   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $ 88,042   $ 88,042   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 37,965   $ 37,965   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $ 23,586   $ 23,586   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 27,175   $ 27,175   $     --
                                                              ========   ========   ========

                                        ----------------------------------------
                                        GLENBROOK LIFE AND ANNUITY COMPANY
                                        VARIABLE ANNUITY ACCOUNT

                                        FINANCIAL STATEMENTS AS OF DECEMBER 31,
                                        2001 AND FOR THE PERIODS ENDED DECEMBER
                                        31, 2001 AND DECEMBER 31, 2000, AND
                                        INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life and Annuity Company Variable Annuity Account (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life and Annuity Company Variable Annuity Account as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001
--------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                                ---------------------------------------------------------------------------------

                                                  AIM V.I.      AIM V.I. Capital    AIM V.I.     AIM V.I. Growth     AIM V.I.
                                                  Balanced       Appreciation        Growth         and Income       High Yield
                                                --------------  ----------------  -------------  ---------------   --------------
ASSETS
Investments at fair value                        $    826,781    $   19,036,775    $   979,652    $   1,545,974     $  1,258,366
                                                --------------  ----------------  -------------  ---------------   --------------

     Total assets                                $    826,781    $   19,036,775    $   979,652    $   1,545,974     $  1,258,366
                                                ==============  ================  =============  ===============   ==============

NET ASSETS
Accumulation units                               $    826,781    $   19,036,775    $   979,652    $   1,545,974     $  1,258,366
Contracts in payout (annuitization) period                  -                 -              -                -                -
                                                --------------  ----------------  -------------  ---------------   --------------

     Total net assets                            $    826,781    $   19,036,775    $   979,652    $   1,545,974     $  1,258,366
                                                ==============  ================  =============  ===============   ==============

FUND SHARE INFORMATION
     Number of shares                                  76,201           876,463         59,844           76,533          236,980
                                                ==============  ================  =============  ===============   ==============

     Cost                                        $    967,157    $   28,906,996    $ 1,831,567    $   2,280,349     $  1,958,222
                                                ==============  ================  =============  ===============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                  AIM Variable      Federated
                                                Insurance Funds  Insurance Series       Fidelity Variable Insurance Products
                                                  Sub-Accounts     Sub-Account                   Fund Sub-Accounts
                                                --------------   -------------    -----------------------------------------------

                                                                  Federated
                                                  AIM V.I.       Prime Money                         VIP Equity-
                                                    Value          Fund II         VIP Contrafund      Income          VIP Growth
                                                --------------   ---------------   --------------   --------------   --------------
ASSETS
Investments at fair value                        $  5,041,182     $  12,042,390      $ 1,825,889     $  1,160,123     $  3,194,184
                                                --------------   ---------------    -------------   --------------   --------------

     Total assets                                $  5,041,182     $  12,042,390      $ 1,825,889     $  1,160,123     $  3,194,184
                                                ==============   ===============    =============   ==============   ==============

NET ASSETS
Accumulation units                               $  5,041,182     $  12,034,292      $ 1,825,889     $  1,160,123     $  3,194,184
Contracts in payout (annuitization) period                  -             8,098                -                -                -
                                                --------------   ---------------    -------------   --------------   --------------

     Total net assets                            $  5,041,182     $  12,042,390      $ 1,825,889     $  1,160,123     $  3,194,184
                                                ==============   ===============    =============   ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                 215,896        12,042,390           90,705           50,994           95,037
                                                ==============   ===============    =============   ==============   ==============

     Cost                                        $  6,834,385     $  12,042,390      $ 2,195,461     $  1,209,142     $  4,573,655
                                                ==============   ===============    =============   ==============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                         Franklin Templeton
                                                      Fidelity Variable Insurance Products          Variable Insurance Products
                                                               Fund Sub-Accounts                         Trust Sub-Accounts
                                                -----------------------------------------------   -------------------------------

                                                                                                     Templeton        Templeton
                                                   VIP High                                        Global Income       Growth
                                                    Income       VIP Index 500    VIP Overseas      Securities       Securities
                                                --------------   -------------    -------------   --------------   --------------
ASSETS
Investments at fair value                        $    255,163     $ 3,723,960      $   681,250     $    498,298     $  6,978,391
                                                --------------   -------------    -------------   --------------   --------------

     Total assets                                $    255,163     $ 3,723,960      $   681,250     $    498,298     $  6,978,391
                                                ==============   =============    =============   ==============   ==============

NET ASSETS
Accumulation units                               $    255,163     $ 3,723,960      $   681,250     $    498,298     $  6,978,391
Contracts in payout (annuitization) period                  -               -                -                -                -
                                                --------------   -------------    -------------   --------------   --------------

     Total net assets                            $    255,163     $ 3,723,960      $   681,250     $    498,298     $  6,978,391
                                                ==============   =============    =============   ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  39,807          28,630           49,081           43,980          633,823
                                                ==============   =============    =============   ==============   ==============

     Cost                                        $    333,390     $ 4,573,351      $ 1,045,637     $    474,255     $  7,961,248
                                                ==============   =============    =============   ==============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   MFS Variable Insurance Trust Sub-Accounts
                                                ---------------------------------------------------------------------------------

                                                 MFS Emerging    MFS Investors      MFS New             MFS              MFS
                                                    Growth        Trust (a)       Discovery (b)      Research       Utilities (b)
                                                --------------   -------------    -------------   --------------   --------------
ASSETS
Investments at fair value                        $  1,556,405     $   362,488      $       868     $    959,100     $     10,229
                                                --------------   -------------    -------------   --------------   --------------

     Total assets                                $  1,556,405     $   362,488      $       868     $    959,100     $     10,229
                                                ==============   =============    =============   ==============   ==============

NET ASSETS
Accumulation units                               $  1,556,405     $   362,488      $       868     $    959,100     $     10,229
Contracts in payout (annuitization) period                  -               -                -                -                -
                                                --------------   -------------    -------------   --------------   --------------

     Total net assets                            $  1,556,405     $   362,488      $       868     $    959,100     $     10,229
                                                ==============   =============    =============   ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  86,563          21,161               57           66,976              641
                                                ==============   =============    =============   ==============   ==============

     Cost                                        $  2,710,716     $   437,014      $       656     $  1,391,453     $      9,814
                                                ==============   =============    =============   ==============   ==============

(a) Previously known as MFS Growth with Income

(b) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                                ---------------------------------------------------------------------------------
                                                                                                    Oppenheimer
                                                  Oppenheimer     Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                                                  Aggressive        Capital           Global         Growth &         Multiple
                                                    Growth        Appreciation      Securities        Income         Strategies
                                                --------------   -------------    -------------   --------------   --------------
ASSETS
Investments at fair value                        $  1,014,162     $ 1,651,583      $ 1,962,137     $  3,953,959     $  7,583,361
                                                --------------   -------------    -------------   --------------   --------------

     Total assets                                $  1,014,162     $ 1,651,583      $ 1,962,137     $  3,953,959     $  7,583,361
                                                ==============   =============    =============   ==============   ==============

NET ASSETS
Accumulation units                               $  1,014,162     $ 1,619,058      $ 1,962,137     $  3,953,959     $  7,537,862
Contracts in payout (annuitization) period                  -          32,525                -                -           45,499
                                                --------------   -------------    -------------   --------------   --------------

     Total net assets                            $  1,014,162     $ 1,651,583      $ 1,962,137     $  3,953,959     $  7,583,361
                                                ==============   =============    =============   ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  24,906          45,150           85,908          208,213          492,426
                                                ==============   =============    =============   ==============   ==============

     Cost                                        $  2,030,637     $ 2,128,052      $ 2,502,480     $  4,673,603     $  8,190,153
                                                ==============   =============    =============   ==============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                 Oppenheimer
                                               Variable Account
                                                    Funds               Putnam Variable                STI Classic Variable
                                                Sub-Accounts          Trust Sub-Accounts                Trust Sub-Accounts
                                               ----------------  ------------------------------   -------------------------------

                                                 Oppenheimer
                                                  Strategic       VT Growth         VT Health       STI Capital      STI Growth
                                                    Bond         and Income (b)    Sciences (b)    Appreciation       & Income
                                                --------------   -------------    -------------   --------------   --------------
ASSETS
Investments at fair value                        $  2,326,065     $    11,825      $    15,597     $ 83,582,488     $  1,047,547
                                                --------------   -------------    -------------   --------------   --------------

     Total assets                                $  2,326,065     $    11,825      $    15,597     $ 83,582,488     $  1,047,547
                                                ==============   =============    =============   ==============   ==============

NET ASSETS
Accumulation units                               $  2,326,065     $    11,825      $    15,597     $ 83,562,345     $  1,047,547
Contracts in payout (annuitization) period                  -               -                -           20,143                -
                                                --------------   -------------    -------------   --------------   --------------

     Total net assets                            $  2,326,065     $    11,825      $    15,597     $ 83,582,488     $  1,047,547
                                                ==============   =============    =============   ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                 503,477             504            1,333        4,781,607          102,600
                                                ==============   =============    =============   ==============   ==============

     Cost                                        $  2,412,994     $    11,282      $    15,735     $ 80,553,123     $  1,089,115
                                                ==============   =============    =============   ==============   ==============

(b) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

--------------------------------------------------------------------------------

                                                            STI Classic Variable Trust Sub-Accounts
                                              ------------------------------------------------------------------

                                             STI International   STI Investment       STI Mid-Cap       STI Quality
                                                 Equity            Grade Bond           Equity         Growth Stock
                                             -----------------   ---------------    ---------------   --------------
ASSETS
Investments at fair value                       $  8,228,544      $  16,836,228      $  21,086,529     $    180,652
                                               --------------    ---------------    ---------------   --------------

     Total assets                               $  8,228,544      $  16,836,228      $  21,086,529     $    180,652
                                               ==============    ===============    ===============   ==============

NET ASSETS
Accumulation units                              $  8,217,883      $  16,836,228      $  21,086,529     $    180,652
Contracts in payout (annuitization) period            10,661                  -                  -                -
                                               --------------    ---------------    ---------------   --------------

     Total net assets                           $  8,228,544      $  16,836,228      $  21,086,529     $    180,652
                                               ==============    ===============    ===============   ==============

FUND SHARE INFORMATION
     Number of shares                                962,403          1,675,247          1,901,400           22,955
                                               ==============    ===============    ===============   ==============

     Cost                                       $ 11,239,929      $  16,947,677      $  22,992,145     $    241,377
                                               ==============    ===============    ===============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                     STI Classic Variable
                                                      Trust Sub-Accounts
                                                ------------------------------

                                                 STI Small Cap     STI Value
                                                    Equity        Income Stock
                                                --------------   -------------
ASSETS
Investments at fair value                        $  6,166,607     $57,958,593
                                                --------------   -------------

     Total assets                                $  6,166,607     $57,958,593
                                                ==============   =============

NET ASSETS
Accumulation units                               $  6,166,607     $57,948,989
Contracts in payout (annuitization) period                  -           9,604
                                                --------------   -------------

     Total net assets                            $  6,166,607     $57,958,593
                                                ==============   =============

FUND SHARE INFORMATION
     Number of shares                                 563,675       4,563,669
                                                ==============   =============

     Cost                                        $  5,126,462     $62,697,684
                                                ==============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                                -------------------------------------------------------------------------------

                                                     AIM V.I.    AIM V.I. Capital    AIM V.I.    AIM V.I. Growth     AIM V.I.
                                                     Balanced      Appreciation       Growth        and Income      High Yield
                                                   ------------  ----------------  ------------  ---------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $    14,449    $         --    $      2,343    $        767    $    155,175
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                         (11,957)       (293,378)        (16,577)        (24,222)        (25,432)
     Administrative expense                                (923)        (22,586)         (1,283)         (1,881)         (1,968)
                                                   -------------   -------------   -------------   -------------   -------------

        Net investment income (loss)                      1,569        (315,964)        (15,517)        (25,336)        127,775
                                                   -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                417,318       5,519,241         353,406         436,945         377,782
     Cost of investments sold                           462,043       7,551,329         607,762         619,024         543,371
                                                   -------------   -------------   -------------   -------------   -------------

        Realized gains (losses) on fund shares          (44,725)     (2,032,088)       (254,356)       (182,079)       (165,589)

Realized gain distributions                                  --       1,530,619              --              --              --
                                                   -------------   -------------   -------------   -------------   -------------

        Net realized gains (losses)                     (44,725)       (501,469)       (254,356)       (182,079)       (165,589)

Change in unrealized gains (losses)                     (90,056)     (6,441,417)       (358,862)       (350,873)        (70,719)
                                                   -------------   -------------   -------------   -------------   -------------

        Net realized and unrealized gains
             (losses) on investments                   (134,781)     (6,942,886)       (613,218)       (532,952)       (236,308)
                                                   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $  (133,212)   $ (7,258,850)   $   (628,735)   $   (558,288)   $   (108,533)
                                                   =============   =============   =============   =============   =============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                 AIM Variable       Federated
                                               Insurance Funds  Insurance Series        Fidelity Variable Insurance Products
                                                 Sub-Accounts      Sub-Account                  Fund Sub-Accounts
                                               ---------------  ----------------  -----------------------------------------------

                                                                   Federated
                                                    AIM V.I.      Prime Money                      VIP Equity-
                                                      Value         Fund II       VIP Contrafund     Income          VIP Growth
                                                --------------  ----------------  --------------  --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $    6,714       $ 335,895       $   15,940        $  10,191       $    3,511
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                       (74,991)       (126,645)         (22,859)         (12,294)         (43,613)
     Administrative expense                            (5,796)         (9,751)          (4,788)            (942)          (3,489)
                                                --------------   -------------    -------------   --------------   --------------

        Net investment income (loss)                  (74,073)        199,499          (11,707)          (3,045)         (43,591)
                                                --------------   -------------    -------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                            1,569,559       6,935,497          555,316          221,458        1,415,997
     Cost of investments sold                       2,026,818       6,935,497          672,774          227,208        1,972,016
                                                --------------   -------------    -------------   --------------   --------------

        Realized gains (losses) on fund shares       (457,259)              -         (117,458)          (5,750)        (556,019)

Realized gain distributions                           101,797               -           56,261           28,632          330,081
                                                --------------   -------------    -------------   --------------   --------------

        Net realized gains (losses)                  (355,462)              -          (61,197)          22,882         (225,938)

Change in unrealized gains (losses)                  (484,324)              -         (256,083)         (89,961)        (676,350)
                                                --------------   -------------    -------------   --------------   --------------

        Net realized and unrealized gains
             (losses) on investments                 (839,786)              -         (317,280)         (67,079)        (902,288)
                                                --------------   -------------    -------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $ (913,859)      $ 199,499       $ (328,987)       $ (70,124)      $ (945,879)
                                                ==============   =============    =============   ==============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                         Franklin Templeton
                                                      Fidelity Variable Insurance Products          Variable Insurance Products
                                                            Fund Sub-Accounts                            Trust Sub-Accounts
                                                -----------------------------------------------   -------------------------------

                                                                                                     Templeton        Templeton
                                                   VIP High                                        Global Income       Growth
                                                    Income       VIP Index 500     VIP Overseas     Securities       Securities
                                                --------------   -------------    -------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $  19,837      $   51,937       $   44,329         $ 17,152       $  147,753
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                        (2,934)        (47,164)          (9,106)          (7,626)        (108,923)
     Administrative expense                              (224)         (3,773)            (729)            (591)          (8,375)
                                                --------------   -------------    -------------   --------------   --------------

        Net investment income (loss)                   16,679           1,000           34,494            8,935           30,455
                                                --------------   -------------    -------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               57,069       1,168,112          198,036           88,101        2,644,603
     Cost of investments sold                          68,888       1,414,327          277,278           83,586        2,767,508
                                                --------------   -------------    -------------   --------------   --------------

        Realized gains (losses) on fund shares        (11,819)       (246,215)         (79,242)           4,515         (122,905)

Realized gain distributions                                 -               -           70,068                -        1,325,837
                                                --------------   -------------    -------------   --------------   --------------

        Net realized gains (losses)                   (11,819)       (246,215)          (9,174)           4,515        1,202,932

Change in unrealized gains (losses)                   (36,364)       (414,979)        (242,359)         (10,244)      (1,535,197)
                                                --------------   -------------    -------------   --------------   --------------

        Net realized and unrealized gains
             (losses) on investments                  (48,183)       (661,194)        (251,533)          (5,729)        (332,265)
                                                --------------   -------------    -------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (31,504)     $ (660,194)      $ (217,039)        $  3,206       $ (301,810)
                                                ==============   =============    =============   ==============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      MFS Variable Insurance Trust Sub-Accounts
                                                ---------------------------------------------------------------------------------

                                                 MFS Emerging    MFS Investors       MFS New            MFS              MFS
                                                    Growth         Trust (a)      Discovery (b)      Research       Utilities (b)
                                                --------------   -------------    -------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          -       $     843            $   -       $   13,677            $   -
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                       (25,878)         (5,648)              (3)         (14,302)              (9)
     Administrative expense                            (1,991)           (430)               -           (1,094)              (1)
                                                --------------   -------------    -------------   --------------   --------------

        Net investment income (loss)                  (27,869)         (5,235)              (3)          (1,719)             (10)
                                                --------------   -------------    -------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              713,439         174,930                2          254,559                9
     Cost of investments sold                       1,221,214         199,249                2          373,289                9
                                                --------------   -------------    -------------   --------------   --------------

        Realized gains (losses) on fund shares       (507,775)        (24,319)               -         (118,730)               -

Realized gain distributions                           135,778          13,879                -          136,796                -
                                                --------------   -------------    -------------   --------------   --------------

        Net realized gains (losses)                  (371,997)        (10,440)               -           18,066                -

Change in unrealized gains (losses)                  (629,350)        (70,866)             212         (325,558)             415
                                                --------------   -------------    -------------   --------------   --------------

        Net realized and unrealized gains
             (losses) on investments               (1,001,347)        (81,306)             212         (307,492)             415
                                                --------------   -------------    -------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $ (1,029,216)      $ (86,541)           $ 209       $ (309,211)           $ 405
                                                ==============   =============    =============   ==============   ==============

(a) Previously known as MFS Growth with Income

(b) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                 Oppenheimer Variable Account Funds Sub-Accounts
                                                ---------------------------------------------------------------------------------
                                                                                                    Oppenheimer
                                                  Oppenheimer     Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                                                  Aggressive        Capital           Global         Growth &         Multiple
                                                    Growth        Appreciation      Securities        Income         Strategies
                                                --------------   -------------    -------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $   12,810      $   11,930       $   14,740       $   22,698        $ 315,212
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                       (16,008)        (24,609)         (26,979)         (55,174)        (103,602)
     Administrative expense                            (1,227)         (1,892)          (2,073)          (4,257)          (8,008)
                                                --------------   -------------    -------------   --------------   --------------

        Net investment income (loss)                   (4,425)        (14,571)         (14,312)         (36,733)         203,602
                                                --------------   -------------    -------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              317,090         814,594          426,521        1,214,176        1,598,889
     Cost of investments sold                         575,161       1,014,767          552,145        1,419,712        1,733,728
                                                --------------   -------------    -------------   --------------   --------------

        Realized gains (losses) on fund shares       (258,071)       (200,173)        (125,624)        (205,536)        (134,839)

Realized gain distributions                           199,873         179,023          273,277                -          421,022
                                                --------------   -------------    -------------   --------------   --------------

        Net realized gains (losses)                   (58,198)        (21,150)         147,653         (205,536)         286,183

Change in unrealized gains (losses)                  (484,152)       (276,081)        (459,080)        (294,845)        (447,378)
                                                --------------   -------------    -------------   --------------   --------------

        Net realized and unrealized gains
             (losses) on investments                 (542,350)       (297,231)        (311,427)        (500,381)        (161,195)
                                                --------------   -------------    -------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $ (546,775)     $ (311,802)      $ (325,739)      $ (537,114)       $  42,407
                                                ==============   =============    =============   ==============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                 Oppenheimer
                                               Variable Account
                                                    Funds                Putnam Variable                STI Classic Variable
                                                 Sub-Accounts          Trust Sub-Accounts                Trust Sub-Accounts
                                               ----------------  ------------------------------   -------------------------------

                                                 Oppenheimer
                                                  Strategic       VT Growth        VT Health       STI Capital      STI Growth
                                                    Bond         and Income (b)   Sciences (b)    Appreciation       & Income
                                               ----------------  -------------    -------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $ 66,025           $   -           $    -     $  1,525,239        $   4,272
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                       (32,226)            (31)             (32)      (1,148,126)         (11,964)
     Administrative expense                            (2,480)             (2)              (2)         (89,063)            (913)
                                                --------------   -------------    -------------   --------------   --------------

        Net investment income (loss)                   31,319             (33)             (34)         288,050           (8,605)
                                                --------------   -------------    -------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              668,214             122               33       12,495,565          346,742
     Cost of investments sold                         684,154             120               33       11,586,139          374,333
                                                --------------   -------------    -------------   --------------   --------------

        Realized gains (losses) on fund shares        (15,940)              2                -          909,426          (27,591)

Realized gain distributions                            83,931               -                -        4,034,764                -
                                                --------------   -------------    -------------   --------------   --------------

        Net realized gains (losses)                    67,991               2                -        4,944,190          (27,591)

Change in unrealized gains (losses)                   (16,369)            543             (138)     (11,871,349)         (56,132)
                                                --------------   -------------    -------------   --------------   --------------

        Net realized and unrealized gains
             (losses) on investments                   51,622             545             (138)      (6,927,159)         (83,723)
                                                --------------   -------------    -------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ 82,941           $ 512           $ (172)    $ (6,639,109)       $ (92,328)
                                                ==============   =============    =============   ==============   ==============

(b) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

--------------------------------------------------------------------------------

                                                           STI Classic Variable Trust Sub-Accounts
                                                -------------------------------------------------------------------

                                                STI International   STI Investment    STI Mid-Cap      STI Quality
                                                   Equity            Grade Bond          Equity       Growth Stock
                                                -----------------   --------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $      6,656      $   877,400     $ 1,884,496        $      36
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                         (124,645)        (221,216)       (270,588)          (2,359)
     Administrative expense                               (9,589)         (17,070)        (21,099)            (177)
                                                -----------------   --------------   -------------   --------------

        Net investment income (loss)                    (127,578)         639,114       1,592,809           (2,500)
                                                -----------------   --------------   -------------   --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               2,069,088        3,062,812       3,399,848           56,667
     Cost of investments sold                          2,615,049        3,073,542       3,633,362           64,077
                                                -----------------   --------------   -------------   --------------

        Realized gains (losses) on fund shares          (545,961)         (10,730)       (233,514)          (7,410)

Realized gain distributions                                    -                -       1,340,808                -
                                                -----------------   --------------   -------------   --------------

        Net realized gains (losses)                     (545,961)         (10,730)      1,107,294           (7,410)

Change in unrealized gains (losses)                   (1,404,372)         616,238      (2,585,674)         (35,948)
                                                -----------------   --------------   -------------   --------------

        Net realized and unrealized gains
             (losses) on investments                  (1,950,333)         605,508      (1,478,380)         (43,358)
                                                -----------------   --------------   -------------   --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (2,077,911)     $ 1,244,622     $   114,429        $ (45,858)
                                                =================   ==============   =============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                     STI Classic Variable
                                                      Trust Sub-Accounts
                                                ------------------------------

                                                STI Small Cap      STI Value
                                                    Equity        Income Stock
                                                --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $    70,768    $    936,161
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                       (76,030)       (790,458)
     Administrative expense                            (5,819)        (61,490)
                                                --------------   -------------

        Net investment income (loss)                  (11,081)         84,213
                                                --------------   -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              974,747       8,865,868
     Cost of investments sold                         901,820       9,580,969
                                                --------------   -------------

        Realized gains (losses) on fund shares         72,927        (715,101)

Realized gain distributions                                 -               -
                                                --------------   -------------

        Net realized gains (losses)                    72,927        (715,101)

Change in unrealized gains (losses)                   971,826      (1,043,793)
                                                --------------   -------------

        Net realized and unrealized gains
             (losses) on investments                1,044,753      (1,758,894)
                                                --------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $ 1,033,672    $ (1,674,681)
                                                ==============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                            ----------------------------------------------------------------------------------------

                                                   AIM V.I. Balanced      AIM V.I. Capital Appreciation         AIM V.I. Growth
                                            ----------------------------  -----------------------------  ---------------------------

                                                2001           2000 (c)        2001            2000          2001          2000 (c)
                                            -------------  -------------  -------------   -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $   1,569    $    (4,701)  $   (315,964)   $   (460,197)     $ (15,517)  $   (11,900)
Net realized gains (losses)                      (44,725)         1,921       (501,469)      1,538,503       (254,356)       61,120
Change in unrealized gains (losses)              (90,056)       (50,320)    (6,441,417)     (6,497,000)      (358,862)     (493,053)
                                            -------------  -------------  -------------   -------------  -------------  ------------

Increase (decrease) in net assets
     from operations                            (133,212)       (53,100)    (7,258,850)     (5,418,694)      (628,735)     (443,833)
                                            -------------  -------------  -------------   -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          39,640         78,603         92,967         802,039         24,425        44,190
Benefit payments                                 (35,055)             -       (275,433)       (123,836)       (11,095)            -
Payments on termination                         (149,328)       (31,544)    (1,945,149)     (3,347,105)      (101,425)      (72,327)
Contract maintenance charge                          (54)          (142)        (2,497)         (4,889)          (133)         (343)
Transfers among the sub-accounts
     and with the Fixed Account - net             46,361      1,064,612     (2,408,079)     23,465,683       (104,423)    2,273,351
                                            -------------  -------------  -------------   -------------  -------------  ------------

Increase (decrease) in net assets
     from capital transactions                   (98,436)     1,111,529     (4,538,191)     20,791,892       (192,651)    2,244,871
                                            -------------  -------------  -------------   -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (231,648)     1,058,429    (11,797,041)     15,373,198       (821,386)    1,801,038

NET ASSETS AT BEGINNING OF PERIOD              1,058,429              -     30,833,816      15,460,618      1,801,038             -
                                            -------------  -------------  -------------   -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                    $ 826,781    $ 1,058,429   $ 19,036,775    $ 30,833,816      $ 979,652   $ 1,801,038
                                            =============  =============  =============   =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       109,982              -      2,407,877       1,060,835        242,115             -
     Units issued                                 46,895        129,389        222,081       2,187,045         48,146       277,799
     Units redeemed                              (58,505)       (19,407)      (664,723)       (840,003)       (88,260)      (35,684)
                                            -------------  -------------  -------------   -------------  -------------  ------------
  Units outstanding at end of period              98,372        109,982      1,965,235       2,407,877        202,001       242,115
                                            =============  =============  =============   =============  =============  ============

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                             AIM V.I. Growth and Income        AIM V.I. High Yield             AIM V.I. Value
                                           ----------------------------  -----------------------------  ----------------------------

                                               2001         2000 (c)          2001            2000           2001          2000 (c)
                                           -------------  -------------  -------------   -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $   (25,336)   $   (11,126)   $   127,775     $   197,067    $   (74,073)   $   (43,621)
Net realized gains (losses)                    (182,079)        70,302       (165,589)        (47,162)      (355,462)       275,921
Change in unrealized gains (losses)            (350,873)      (383,502)       (70,719)       (574,292)      (484,324)    (1,308,879)
                                           -------------  -------------  -------------   -------------  -------------  -------------

Increase (decrease) in net assets
     from operations                           (558,288)      (324,326)      (108,533)       (424,387)      (913,859)    (1,076,579)
                                           -------------  -------------  -------------   -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         10,882        107,944          4,050          95,988        118,425        109,115
Benefit payments                                (29,743)             -        (13,677)         (7,033)       (70,546)      (113,320)
Payments on termination                        (190,681)       (66,650)      (136,829)       (314,404)      (529,705)      (166,317)
Contract maintenance charge                         (74)          (360)          (162)            277           (144)        (1,140)
Transfers among the sub-accounts
     and with the Fixed Account - net            21,556      2,575,714       (128,057)        208,847       (388,953)     8,074,205
                                           -------------  -------------  -------------   -------------  -------------  -------------

Increase (decrease) in net assets
     from capital transactions                 (188,060)     2,616,648       (274,675)        (16,325)      (870,923)     7,902,543
                                           -------------  -------------  -------------   -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (746,348)     2,292,322       (383,208)       (440,712)    (1,784,782)     6,825,964

NET ASSETS AT BEGINNING OF PERIOD             2,292,322              -      1,641,574       2,082,286      6,825,964              -
                                           -------------  -------------  -------------   -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                 $ 1,545,974    $ 2,292,322    $ 1,258,366     $ 1,641,574    $ 5,041,182    $ 6,825,964
                                           =============  =============  =============   =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period      275,510              -        188,923         191,403        849,454              -
     Units issued                                35,716        320,786         12,642         105,584        168,932        983,062
     Units redeemed                             (67,050)       (45,276)       (46,967)       (108,064)      (290,799)      (133,608)
                                           -------------  -------------  -------------   -------------  -------------  -------------
  Units outstanding at end of period            244,176        275,510        154,598         188,923        727,587        849,454
                                           =============  =============  =============   =============  =============  =============

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                                Federated Insurance
                                                 Series Sub-Account          Fidelity Variable Insurance Products Fund Sub-Accounts
                                            -----------------------------  ---------------------------------------------------------

                                            Federated Prime Money Fund II         VIP Contrafund              VIP Equity-Income
                                            -----------------------------  ---------------------------  ----------------------------

                                                 2001           2000           2001         2000 (c)         2001         2000 (c)
                                            -------------  --------------  ------------   ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $    199,499     $   343,498   $   (11,707)   $   (34,499)   $    (3,045)     $  (3,292)
Net realized gains (losses)                            -               -       (61,197)        (3,858)        22,882          1,674
Change in unrealized gains (losses)                    -               -      (256,083)      (113,489)       (89,961)        40,942
                                            -------------  --------------  ------------   ------------  -------------  -------------

Increase (decrease) in net assets
     from operations                             199,499         343,498      (328,987)      (151,846)       (70,124)        39,324
                                            -------------  --------------  ------------   ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          81,787          59,774        50,083              -         37,877              -
Benefit payments                                (289,056)        (24,541)     (132,050)             -        (44,000)             -
Payments on termination                       (2,145,147)     (2,585,687)     (250,053)             -        (69,253)       (24,683)
Contract maintenance charge                          134           1,289          (676)          (727)           (87)           (72)
Transfers among the sub-accounts
     and with the Fixed Account - net          6,440,826       1,318,906       176,146      2,463,999        794,608        496,533
                                            -------------  --------------  ------------   ------------  -------------  -------------

Increase (decrease) in net assets
     from capital transactions                 4,088,544      (1,230,259)     (156,550)     2,463,272        719,145        471,778
                                            -------------  --------------  ------------   ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              4,288,043        (886,761)     (485,537)     2,311,426        649,021        511,102

NET ASSETS AT BEGINNING OF PERIOD              7,754,347       8,641,108     2,311,426              -        511,102              -
                                            -------------  --------------  ------------   ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                 $ 12,042,390     $ 7,754,347   $ 1,825,889    $ 2,311,426    $ 1,160,123      $ 511,102
                                            =============  ==============  ============   ============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period       643,522         749,569       245,923              -         47,067              -
     Units issued                              1,643,373       1,538,423        94,698        306,538        102,622         60,099
     Units redeemed                           (1,309,810)     (1,644,470)     (116,224)       (60,615)       (35,687)       (13,032)
                                            -------------  --------------  ------------   ------------  -------------  -------------
  Units outstanding at end of period             977,085         643,522       224,397        245,923        114,002         47,067
                                            =============  ==============  ============   ============  =============  =============

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                                               Fidelity Variable Insurance Products Fund Sub-Accounts
                                            ----------------------------------------------------------------------------------------

                                                      VIP Growth                    VIP High Income               VIP Index 500
                                            -----------------------------  ---------------------------  ----------------------------

                                                2001         2000 (c)          2001         2000 (c)       2001          2000 (c)
                                            -------------  --------------  -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (43,591)    $   (52,626)     $  16,679     $  (1,506)   $     1,000    $   (75,434)
Net realized gains (losses)                     (225,938)        (15,475)       (11,819)       (3,561)      (246,215)        (6,635)
Change in unrealized gains (losses)             (676,350)       (703,121)       (36,364)      (41,863)      (414,979)      (434,412)
                                            -------------  --------------  -------------  ------------  -------------  -------------

Increase (decrease) in net assets
     from operations                            (945,879)       (771,222)       (31,504)      (46,930)      (660,194)      (516,481)
                                            -------------  --------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          17,610               -              -        43,244         91,755        173,718
Benefit payments                                 (45,396)              -        (28,026)            -        (67,857)       (57,255)
Payments on termination                         (500,730)              -        (13,430)      (17,747)      (476,247)      (343,247)
Contract maintenance charge                         (158)         (1,167)             9           (27)          (220)        (1,337)
Transfers among the sub-accounts
     and with the Fixed Account - net           (492,980)      5,934,106        136,367       213,207        (55,433)     5,636,758
                                            -------------  --------------  -------------  ------------  -------------  -------------

Increase (decrease) in net assets
     from capital transactions                (1,021,654)      5,932,939         94,920       238,677       (508,002)     5,408,637
                                            -------------  --------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             (1,967,533)      5,161,717         63,416       191,747     (1,168,196)     4,892,156

NET ASSETS AT BEGINNING OF PERIOD              5,161,717               -        191,747             -      4,892,156              -
                                            -------------  --------------  -------------  ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                  $ 3,194,184     $ 5,161,717      $ 255,163     $ 191,747    $ 3,723,960    $ 4,892,156
                                            =============  ==============  =============  ============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period       595,459               -         23,779             -        543,989              -
     Units issued                                 59,649         710,146         19,158        33,245        146,673        612,379
     Units redeemed                             (201,528)       (114,687)        (6,567)       (9,466)      (213,125)       (68,390)
                                            -------------  --------------  -------------  ------------  -------------  -------------
  Units outstanding at end of period             453,580         595,459         36,370        23,779        477,537        543,989
                                            =============  ==============  =============  ============  =============  =============

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                           Fidelity Variable Insurance                          Templeton
                                           Products Funds Sub-Accounts     Variable Insurance Products Series Fund Sub-Accounts
                                           ---------------------------  ------------------------------------------------------------

                                                                              Templeton Global
                                                  VIP Overseas                Income Securities         Templeton Growth Securities
                                           ---------------------------  -----------------------------  -----------------------------

                                               2001         2000 (c)         2001            2000           2001            2000
                                           ------------  -------------  -------------   -------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $  34,494      $  (8,968)     $   8,935       $  (5,155)    $    30,455    $   (94,290)
Net realized gains (losses)                     (9,174)        (1,136)         4,515            (512)      1,202,932         41,408
Change in unrealized gains (losses)           (242,359)      (122,028)       (10,244)         46,051      (1,535,197)        70,501
                                           ------------  -------------  -------------   -------------  --------------  -------------

Increase (decrease) in net assets
     from operations                          (217,039)      (132,132)         3,206          40,384        (301,810)        17,619
                                           ------------  -------------  -------------   -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         5,001         23,001          1,248          22,260          28,051         49,061
Benefit payments                                     -              -              -          (3,308)       (166,879)       (21,709)
Payments on termination                        (41,362)       (36,518)       (31,753)        (40,589)       (608,261)      (648,862)
Contract maintenance charge                        (25)          (208)           (25)             38            (302)          (662)
Transfers among the sub-accounts
     and with the Fixed Account - net          (22,350)     1,102,882        (19,184)          6,653      (1,574,492)     5,841,242
                                           ------------  -------------  -------------   -------------  --------------  -------------

Increase (decrease) in net assets
     from capital transactions                 (58,736)     1,089,157        (49,714)        (14,946)     (2,321,883)     5,219,070
                                           ------------  -------------  -------------   -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS             (275,775)       957,025        (46,508)         25,438      (2,623,693)     5,236,689

NET ASSETS AT BEGINNING OF PERIOD              957,025              -        544,806         519,368       9,602,084      4,365,395
                                           ------------  -------------  -------------   -------------  --------------  -------------

NET ASSETS AT END OF PERIOD                  $ 681,250      $ 957,025      $ 498,298       $ 544,806     $ 6,978,391    $ 9,602,084
                                           ============  =============  =============   =============  ==============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period     111,116              -         47,905          56,132         707,509        338,010
     Units issued                               17,705        127,719          3,195          96,597          74,348        965,110
     Units redeemed                            (27,113)       (16,603)        (7,641)       (104,824)       (253,418)      (595,611)
                                           ------------  -------------  -------------   -------------  --------------  -------------
  Units outstanding at end of period           101,708        111,116         43,459          47,905         528,439        707,509
                                           ============  =============  =============   =============  ==============  =============

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                                            MFS Variable Insurance Trust Sub-Accounts
                                            ----------------------------------------------------------------------------

                                                                                                              MFS New
                                                 MFS Emerging Growth          MFS Investors Trust (a)        Discovery
                                            -----------------------------  -----------------------------  --------------

                                                 2001         2000 (c)          2001          2000 (c)       2001 (b)
                                            -------------  --------------  -------------   -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (27,869)    $   (22,407)     $  (5,235)      $  (3,504)       $     (3)
Net realized gains (losses)                     (371,997)         (1,417)       (10,440)            307               -
Change in unrealized gains (losses)             (629,350)       (524,961)       (70,866)         (3,660)            212
                                            -------------  --------------  -------------   -------------  --------------

Increase (decrease) in net assets
     from operations                          (1,029,216)       (548,785)       (86,541)         (6,857)            209
                                            -------------  --------------  -------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          42,943         105,876          1,590          38,084               -
Benefit payments                                 (41,213)              -        (35,601)              -               -
Payments on termination                         (115,272)        (56,425)       (51,174)         (1,638)              -
Contract maintenance charge                         (320)           (670)           (11)           (121)              -
Transfers among the sub-accounts
     and with the Fixed Account - net           (197,376)      3,396,863         25,007         479,750             659
                                            -------------  --------------  -------------   -------------  --------------

Increase (decrease) in net assets
     from capital transactions                  (311,238)      3,445,644        (60,189)        516,075             659
                                            -------------  --------------  -------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS             (1,340,454)      2,896,859       (146,730)        509,218             868

NET ASSETS AT BEGINNING OF PERIOD              2,896,859               -        509,218               -               -
                                            -------------  --------------  -------------   -------------  --------------

NET ASSETS AT END OF PERIOD                  $ 1,556,405     $ 2,896,859      $ 362,488       $ 509,218        $    868
                                            =============  ==============  =============   =============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period       353,674               -         51,651               -               -
     Units issued                                 81,309         439,005         12,231          60,079              82
     Units redeemed                             (145,242)        (85,331)       (19,507)         (8,428)              -
                                            -------------  --------------  -------------   -------------  --------------
  Units outstanding at end of period             289,741         353,674         44,375          51,651              82
                                            =============  ==============  =============   =============  ==============

(a) Previously known as MFS Growth with Income

(b) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                           Oppenheimer Variable Account
                                             MFS Variable Insurance Trust Sub-Accounts          Funds Sub-Accounts
                                            --------------------------------------------   -----------------------------

                                                      MFS Research         MFS Utilities   Oppenheimer Aggressive Growth
                                            -----------------------------  -------------   -----------------------------

                                                2001         2000 (c)        2001 (b)          2001         2000 (c)
                                            -------------  --------------  -------------   -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $  (1,719)    $    (9,175)      $    (10)    $    (4,425)    $   (14,313)
Net realized gains (losses)                       18,066         (11,376)             -         (58,198)        (12,041)
Change in unrealized gains (losses)             (325,558)       (106,795)           415        (484,152)       (532,323)
                                            -------------  --------------  -------------   -------------  --------------

Increase (decrease) in net assets
     from operations                            (309,211)       (127,346)           405        (546,775)       (558,677)
                                            -------------  --------------  -------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           6,628          45,540              -          16,083          48,801
Benefit payments                                       -               -              -               -         (30,459)
Payments on termination                          (47,408)         (9,735)             -        (112,008)        (28,784)
Contract maintenance charge                          (62)           (231)             -            (184)           (337)
Transfers among the sub-accounts
     and with the Fixed Account - net            135,297       1,265,628          9,824         (28,860)      2,255,362
                                            -------------  --------------  -------------   -------------  --------------

Increase (decrease) in net assets
     from capital transactions                    94,455       1,301,202          9,824        (124,969)      2,244,583
                                            -------------  --------------  -------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS               (214,756)      1,173,856         10,229        (671,744)      1,685,906

NET ASSETS AT BEGINNING OF PERIOD              1,173,856               -              -       1,685,906               -
                                            -------------  --------------  -------------   -------------  --------------

NET ASSETS AT END OF PERIOD                    $ 959,100     $ 1,173,856       $ 10,229     $ 1,014,162     $ 1,685,906
                                            =============  ==============  =============   =============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period       130,357               -              -         205,447               -
     Units issued                                 45,445         149,221          1,122          35,469         231,951
     Units redeemed                              (38,636)        (18,864)             -         (58,537)        (26,504)
                                            -------------  --------------  -------------   -------------  --------------
  Units outstanding at end of period             137,166         130,357          1,122         182,379         205,447
                                            =============  ==============  =============   =============  ==============

(b) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                 Oppenheimer Variable Account Funds Sub-Accounts
                                          ------------------------------------------------------------------------------------------

                                                                                                            Oppenheimer Main Street
                                          Oppenheimer Capital Appreciation  Oppenheimer Global Securities       Growth & Income
                                          --------------------------------  -----------------------------  -------------------------

                                                2001           2000 (c)          2001          2000 (c)        2001       2000 (c)
                                          ---------------  ---------------  -------------   -------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (14,571)     $   (13,322)   $   (14,312)    $   (15,485)  $   (36,733) $   (31,206)
Net realized gains (losses)                      (21,150)          (7,160)       147,653          (7,131)     (205,536)       1,016
Change in unrealized gains (losses)             (276,081)        (200,388)      (459,080)        (81,263)     (294,845)    (424,799)
                                          ---------------  ---------------  -------------   -------------  ------------ ------------

Increase (decrease) in net assets
     from operations                            (311,802)        (220,870)      (325,739)       (103,879)     (537,114)    (454,989)
                                          ---------------  ---------------  -------------   -------------  ------------ ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          55,580           10,706         53,612          28,303        53,666      212,478
Benefit payments                                  (6,504)         (59,113)       (29,020)        (47,725)      (51,503)     (73,551)
Payments on termination                         (198,599)         (19,246)      (133,162)        (74,409)     (608,158)     (79,117)
Contract maintenance charge                         (182)            (375)          (108)           (370)         (179)        (694)
Transfers among the sub-accounts
     and with the Fixed Account - net             46,749        2,355,239        192,126       2,402,508       743,754    4,749,366
                                          ---------------  ---------------  -------------   -------------  ------------ ------------

Increase (decrease) in net assets
     from capital transactions                  (102,956)       2,287,211         83,448       2,308,307       137,580    4,808,482
                                          ---------------  ---------------  -------------   -------------  ------------ ------------

INCREASE (DECREASE) IN NET ASSETS               (414,758)       2,066,341       (242,291)      2,204,428      (399,534)   4,353,493

NET ASSETS AT BEGINNING OF PERIOD              2,066,341                -      2,204,428               -     4,353,493            -
                                          ---------------  ---------------  -------------   -------------  ------------ ------------

NET ASSETS AT END OF PERIOD                  $ 1,651,583      $ 2,066,341    $ 1,962,137     $ 2,204,428   $ 3,953,959  $ 4,353,493
                                          ===============  ===============  =============   =============  ============ ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       226,347                -        227,665               -       483,280            -
     Units issued                                115,152          262,747         90,366         282,235       218,750      597,121
     Units redeemed                             (131,469)         (36,400)       (84,387)        (54,570)     (206,566)    (113,841)
                                          ---------------  ---------------  -------------   -------------  ------------ ------------
  Units outstanding at end of period             210,030          226,347        233,644         227,665       495,464      483,280
                                          ===============  ===============  =============   =============  ============ ============

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                               Putnam Variable
                                                  Oppenheimer Variable Account Funds Sub-Accounts            Trust Sub-Accounts
                                            -----------------------------------------------------------  ---------------------------

                                                                                                           VT Growth     VT Health
                                            Oppenheimer Multiple Strategies  Oppenheimer Strategic Bond   and Income      Sciences
                                            -------------------------------  --------------------------  ------------  -------------

                                                 2001            2000           2001          2000         2001 (b)       2001 (b)
                                            --------------   --------------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   203,602      $   215,734   $    31,319   $   163,544      $    (33)      $    (34)
Net realized gains (losses)                       286,183          442,334        67,991       (34,586)            2              -
Change in unrealized gains (losses)              (447,378)        (330,548)      (16,369)      (90,972)          543           (138)
                                            --------------   --------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets
     from operations                               42,407          327,520        82,941        37,986           512           (172)
                                            --------------   --------------  ------------  ------------  ------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           18,741          193,032        17,250         9,648             -             (1)
Benefit payments                                 (189,396)               -       (41,605)      (62,888)            -              -
Payments on termination                          (509,145)        (413,387)     (223,634)     (238,573)          (90)             -
Contract maintenance charge                          (671)            (993)           49            95             -              -
Transfers among the sub-accounts
     and with the Fixed Account - net              33,971        3,993,403        79,985       909,582        11,403         15,770
                                            --------------   --------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets
     from capital transactions                   (646,500)       3,772,055      (167,955)      617,864        11,313         15,769
                                            --------------   --------------  ------------  ------------  ------------  -------------

INCREASE (DECREASE) IN NET ASSETS                (604,093)       4,099,575       (85,014)      655,850        11,825         15,597

NET ASSETS AT BEGINNING OF PERIOD               8,187,454        4,087,879     2,411,079     1,755,229             -              -
                                            --------------   --------------  ------------  ------------  ------------  -------------

NET ASSETS AT END OF PERIOD                   $ 7,583,361      $ 8,187,454   $ 2,326,065   $ 2,411,079      $ 11,825       $ 15,597
                                            ==============   ==============  ============  ============  ============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period        700,427          367,123       232,484       171,334             -              -
     Units issued                                 138,709          582,438        84,205       191,758         1,204          1,593
     Units redeemed                              (195,385)        (249,134)      (99,732)     (130,608)          (10)             -
                                            --------------   --------------  ------------  ------------  ------------  -------------
  Units outstanding at end of period              643,751          700,427       216,957       232,484         1,194          1,593
                                            ==============   ==============  ============  ============  ============  =============

(b) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                    STI Classic Variable Trust Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                             STI Capital Appreciation          STI Growth & Income        STI International Equity
                                           -----------------------------  ----------------------------  ----------------------------

                                                2001           2000            2001          2000 (c)        2001           2000
                                           -------------  --------------  -------------   ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $ 288,050     $ 2,463,963       $ (8,605)      $ (6,624)    $ (127,578)   $ 1,870,200
Net realized gains (losses)                   4,944,190       7,391,810        (27,591)           560       (545,961)     1,256,563
Change in unrealized gains (losses)         (11,871,349)     (7,658,136)       (56,132)        14,564     (1,404,372)    (3,946,502)
                                           -------------  --------------  -------------   ------------  -------------  -------------

Increase (decrease) in net assets
     from operations                         (6,639,109)      2,197,637        (92,328)         8,500     (2,077,911)      (819,739)
                                           -------------  --------------  -------------   ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        432,024         797,592         34,095              -         63,462         86,359
Benefit payments                             (1,136,272)     (1,253,974)        (5,994)             -       (126,900)      (148,769)
Payments on termination                      (7,574,967)    (11,704,603)      (141,326)             -     (1,028,200)    (1,648,225)
Contract maintenance charge                     (11,343)          2,225            (64)          (147)        (1,117)         1,194
Transfers among the sub-accounts
     and with the Fixed Account - net        (1,913,226)    (22,831,521)       467,714        777,097       (398,665)    (3,932,488)
                                           -------------  --------------  -------------   ------------  -------------  -------------

Increase (decrease) in net assets
     from capital transactions              (10,203,784)    (34,990,281)       354,425        776,950     (1,491,420)    (5,641,929)
                                           -------------  --------------  -------------   ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (16,842,893)    (32,792,644)       262,097        785,450     (3,569,331)    (6,461,668)

NET ASSETS AT BEGINNING OF PERIOD           100,425,381     133,218,025        785,450              -     11,797,875     18,259,543
                                           -------------  --------------  -------------   ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                $ 83,582,488   $ 100,425,381    $ 1,047,547      $ 785,450    $ 8,228,544   $ 11,797,875
                                           =============  ==============  =============   ============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period    4,132,348       5,572,801         77,570              -        903,486      1,331,656
     Units issued                               177,683         518,526         78,715         81,759         80,041        166,924
     Units redeemed                            (625,398)     (1,958,979)       (45,180)        (4,189)      (209,743)      (595,094)
                                           -------------  --------------  -------------   ------------  -------------  -------------
  Units outstanding at end of period          3,684,633       4,132,348        111,105         77,570        773,784        903,486
                                           =============  ==============  =============   ============  =============  =============

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                     STI Classic Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------

                                             STI Investment Grade Bond          STI Mid-Cap Equity         STI Quality Growth Stock
                                            -----------------------------  -----------------------------  --------------------------

                                                 2001           2000            2001            2000          2001        2000 (c)
                                            -------------  --------------  -------------   -------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $    639,114    $    907,854   $  1,592,809    $    895,207      $  (2,500)   $  (3,218)
Net realized gains (losses)                      (10,730)       (523,247)     1,107,294       3,424,087         (7,410)         (60)
Change in unrealized gains (losses)              616,238         344,998     (2,585,674)     (4,998,588)       (35,948)     (24,777)
                                            -------------  --------------  -------------   -------------  -------------  -----------

Increase (decrease) in net assets
     from operations                           1,244,622         729,605        114,429        (679,294)       (45,858)     (28,055)
                                            -------------  --------------  -------------   -------------  -------------  -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          98,171          73,959        151,712         203,645            754            -
Benefit payments                                (307,464)       (191,028)      (148,267)       (352,029)        (4,926)           -
Payments on termination                       (1,708,935)     (2,305,192)    (1,914,660)     (2,897,680)           (75)           -
Contract maintenance charge                       (1,337)          1,198         (2,501)            588             22          (73)
Transfers among the sub-accounts
     and with the Fixed Account - net          1,010,673      (3,400,972)      (508,912)     (3,599,335)       (32,451)     291,314
                                            -------------  --------------  -------------   -------------  -------------  -----------

Increase (decrease) in net assets
     from capital transactions                  (908,892)     (5,822,035)    (2,422,628)     (6,644,811)       (36,676)     291,241
                                            -------------  --------------  -------------   -------------  -------------  -----------

INCREASE (DECREASE) IN NET ASSETS                335,730      (5,092,430)    (2,308,199)     (7,324,105)       (82,534)     263,186

NET ASSETS AT BEGINNING OF PERIOD             16,500,498      21,592,928     23,394,728      30,718,833        263,186            -
                                            -------------  --------------  -------------   -------------  -------------  -----------

NET ASSETS AT END OF PERIOD                 $ 16,836,228    $ 16,500,498   $ 21,086,529    $ 23,394,728      $ 180,652    $ 263,186
                                            =============  ==============  =============   =============  =============  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,343,532       1,843,890      1,448,496       1,820,903         29,382            -
     Units issued                                236,038         330,639        139,054         249,455          1,990       32,821
     Units redeemed                             (306,224)       (830,997)      (298,744)       (621,862)        (6,207)      (3,439)
                                            -------------  --------------  -------------   -------------  -------------  -----------
  Units outstanding at end of period           1,273,346       1,343,532      1,288,806       1,448,496         25,165       29,382
                                            =============  ==============  =============   =============  =============  ===========

(c) For the Period Beginning April 27, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------

                                                       STI Classic Variable Trust Sub-Accounts
                                            ------------------------------------------------------------

                                                STI Small Cap Equity          STI Value Income Stock
                                            -----------------------------  -----------------------------

                                                 2001           2000            2001            2000
                                            -------------  --------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (11,081)    $    13,683   $     84,213    $  4,627,166
Net realized gains (losses)                       72,927        (474,186)      (715,101)     (3,414,871)
Change in unrealized gains (losses)              971,826       1,195,603     (1,043,793)      2,396,381
                                            -------------  --------------  -------------   -------------

Increase (decrease) in net assets
     from operations                           1,033,672         735,100     (1,674,681)      3,608,676
                                            -------------  --------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          26,690          46,960        271,493         459,770
Benefit payments                                 (59,138)        (47,054)      (697,344)       (874,002)
Payments on termination                         (545,753)     (1,103,824)    (5,139,982)     (8,830,922)
Contract maintenance charge                         (778)            129         (9,939)          3,046
Transfers among the sub-accounts
     and with the Fixed Account - net            188,189      (1,059,363)    (1,273,543)    (29,294,125)
                                            -------------  --------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions                  (390,790)     (2,163,152)    (6,849,315)    (38,536,233)
                                            -------------  --------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS                642,882      (1,428,052)    (8,523,996)    (34,927,557)

NET ASSETS AT BEGINNING OF PERIOD              5,523,725       6,951,777     66,482,589     101,410,146
                                            -------------  --------------  -------------   -------------

NET ASSETS AT END OF PERIOD                  $ 6,166,607     $ 5,523,725   $ 57,958,593    $ 66,482,589
                                            =============  ==============  =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of period       606,156         875,473      3,766,084       6,257,692
     Units issued                                 85,294         194,974        172,369         712,021
     Units redeemed                             (126,511)       (464,291)      (570,867)     (3,203,629)
                                            -------------  --------------  -------------   -------------
  Units outstanding at end of period             564,939         606,156      3,367,586       3,766,084
                                            =============  ==============  =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Glenbrook Life and Annuity Company Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues the STI Classic Variable Annuity contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       AIM VARIABLE INSURANCE FUNDS                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
           AIM V.I. Balanced                                  Oppenheimer Aggressive Growth
           AIM V.I. Capital Appreciation                      Oppenheimer Capital Appreciation
           AIM V.I. Growth                                    Oppenheimer Global Securities
           AIM V.I. Growth and Income                         Oppenheimer Main Street Growth & Income
           AIM V.I. High Yield                                Oppenheimer Multiple Strategies
           AIM V.I. Value                                     Oppenheimer Strategic Bond
       FEDERATED INSURANCE SERIES                       PUTNAM VARIABLE TRUST
           Federated Prime Money Fund II                      VT Diversified Income*
       FIDELITY VARIABLE INSURANCE PRODUCTS FUND              VT Growth Opportunities*
           VIP Contrafund                                     VT Growth and Income
           VIP Equity-Income                                  VT Health Sciences
           VIP Growth                                         VT New Value*
           VIP High Income                                    VT Voyager II*
           VIP Index 500                                STI CLASSIC VARIABLE TRUST
           VIP Overseas                                       STI Capital Appreciation
       FRANKLIN TEMPLETON VARIABLE INSURANCE                  STI Growth & Income
         PRODUCTS TRUST                                       STI International Equity
           Templeton Global Income Securities                 STI Investment Grade Bond
           Templeton Growth Securities                        STI Mid-Cap Equity
       MFS VARIABLE INSURANCE TRUST                           STI Quality Growth Stock
           MFS Emerging Growth                                STI Small Cap Equity
           MFS Investors Trust (Previously known              STI Value Income Stock
                as MFS Growth with Income)
           MFS New Discovery
           MFS Research
           MFS Utilities

     * This Fund was available, but had no Fund activity as of December 31, 2001.

--------------------------------------------------------------------------------

      Glenbrook Life provides insurance and administrative services to the Account for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

      OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.25% to 1.45% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

--------------------------------------------------------------------------------

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                            Purchases
                                                                     --------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V.I. Balanced                                               $    320,331
      AIM V.I. Capital Appreciation                                      2,192,197
      AIM V.I. Growth                                                      145,033
      AIM V.I. Growth and Income                                           223,287
      AIM V.I. High Yield                                                  230,695
      AIM V.I. Value                                                       725,583

Investments in the Federated Insurance Series Sub-Account:
      Federated Prime Money Fund II                                     11,222,657

Investments in the Fidelity Variable Insurance Products Fund
   Sub-Accounts:
      VIP Contrafund                                                       443,056
      VIP Equity-Income                                                    966,133
      VIP Growth                                                           680,247
      VIP High Income                                                      168,645
      VIP Index 500                                                        660,553
      VIP Overseas                                                         243,753

Investments in the Franklin Templeton Variable Insurance Products
   Trust Sub-Accounts:
      Templeton Global Income Securities                                    47,261
      Templeton Growth Securities                                        1,677,918

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth                                                  509,779
      MFS Investors Trust                                                  123,327
      MFS New Discovery                                                        658
      MFS Research                                                         483,958
      MFS Utilities                                                          9,823

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
      Oppenheimer Aggressive Growth                                        387,377
      Oppenheimer Capital Appreciation                                     875,855
      Oppenheimer Global Securities                                        768,682
      Oppenheimer Main Street Growth & Income                            1,314,528
      Oppenheimer Multiple Strategies                                    1,576,080
      Oppenheimer Strategic Bond                                           615,235

--------------------------------------------------------------------------------

    The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                               Purchases
                                                            ---------------
Investments in the Putnam Variable Trust Sub-Accounts:
      VT Growth and Income                                    $     11,402
      VT Health Sciences                                            15,769

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                   6,603,167
      STI Growth & Income                                          692,472
      STI International Equity                                     448,748
      STI Investment Grade Bond                                  2,791,157
      STI Mid-Cap Equity                                         3,908,175
      STI Quality Growth Stock                                      17,461
      STI Small Cap Equity                                         572,247
      STI Value Income Stock                                     2,093,201
                                                             --------------

                                                              $ 43,766,450
                                                             ==============

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS

    The accumulation unit value, the investment income ratio, the expense ratio assessed by Glenbrook Life, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets.

    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

           * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

          ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

        *** TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.


                                                                                        STI Classic Variable Annuity
                                                                 -------------------------------------------------------------------

                                                                  At December 31,
                                                                       2001               For the year ended December 31, 2001
                                                                 -----------------  ------------------------------------------------

                                                                   Accumulation       Investment          Expense          Total
                                                                    Unit Value        Income Ratio*        Ratio**        Return***
                                                                 -----------------  ----------------  ----------------  ------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V.I. Balanced                                          $       8.41           1.53 %             1.35 %          -12.62 %
      AIM V.I. Capital Appreciation                                      9.70           0.00               1.35            -24.32
      AIM V.I. Growth                                                    4.85           0.17               1.35            -34.78
      AIM V.I. Growth and Income                                         6.34           0.04               1.35            -23.87
      AIM V.I. High Yield                                                8.15          10.70               1.35             -6.28
      AIM V.I. Value                                                     6.93           0.11               1.35            -13.74

Investments in the Federated Insurance Series Sub-Account:
      Federated Prime Money Fund II                                     12.35           3.39               1.35              2.36

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Contrafund                                                     8.14           0.77               1.35            -13.43
      VIP Equity-Income                                                 10.19           1.22               1.35             -6.24
      VIP Growth                                                         7.04           0.08               1.35            -18.76
      VIP High Income                                                    7.02           8.88               1.35            -12.92
      VIP Index 500                                                      7.80           1.21               1.35            -13.29
      VIP Overseas                                                       6.70           5.41               1.35            -22.23

--------------------------------------------------------------------------------

                                                                                  STI Classic Variable Annuity (continued)
                                                              ----------------------------------------------------------------------
                                                               At December 31,
                                                                    2001                 For the year ended December 31, 2001
                                                              ------------------  --------------------------------------------------

                                                                   Accumulation     Investment          Expense            Total
                                                                    Unit Value      Income Ratio*        Ratio**          Return***
                                                              ------------------  ----------------  ----------------   -------------
Investments in the Franklin Templeton Variable Insurance
   Products Trust Sub-Accounts:
      Templeton Global Income Securities                        $     11.47            3.29 %             1.35 %            0.86 %
      Templeton Growth Securities                                     13.22            1.78               1.35             -2.64

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth                                              5.38            0.00               1.35            -34.39
      MFS Investors Trust (a)                                          8.18            0.19               1.35            -17.09
      MFS New Discovery (b)                                           10.64            0.00               1.35              6.45
      MFS Research                                                     7.00            1.28               1.35            -22.31
      MFS Utilities (b)                                                9.12            0.00               1.35             -8.80

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Aggressive Growth                                    5.57            0.95               1.35            -32.20
      Oppenheimer Capital Appreciation                                 7.88            0.64               1.35            -13.76
      Oppenheimer Global Securities                                    8.41            0.71               1.35            -13.22
      Oppenheimer Main Street Growth & Income                          7.99            0.55               1.35            -11.37
      Oppenheimer Multiple Strategies                                 11.80            4.00               1.35              0.84
      Oppenheimer Strategic Bond                                      10.74            2.79               1.35              3.43

Investments in the Putnam Variable Trust Sub-Account:
      VT Health Sciences (b)                                           9.80            0.00               1.35             -2.04

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                        22.73            1.66               1.35             -6.62
      STI Growth & Income                                              9.44            0.47               1.35             -6.84
      STI International Equity                                        10.66            0.07               1.35            -18.52
      STI Investment Grade Bond                                       13.25            5.26               1.35              7.71
      STI Mid-Cap Equity                                              16.39            8.47               1.35              1.33
      STI Quality Growth Stock                                         7.19            0.02               1.35            -19.78
      STI Small Cap Equity                                            10.94            1.21               1.35             19.84
      STI Value Income Stock                                          17.24            1.50               1.35             -2.47

(a)  Previously known as MFS Growth with Income

(b) For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                       STI Classic Variable Annuity with Enhanced Death Benefit
                                                                 -------------------------------------------------------------------

                                                                   At December 31,
                                                                        2001              For the year ended December 31, 2001
                                                                 ------------------  -----------------------------------------------

                                                                     Accumulation     Investment          Expense         Total
                                                                      Unit Value      Income Ratio*        Ratio**        Return***
                                                                 ------------------  ----------------   -------------  -------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
       AIM V.I. Balanced                                          $         8.40          1.53 %            1.45 %       -12.71 %
       AIM V.I. Capital Appreciation                                        9.67          0.00              1.45         -24.39
       AIM V.I. Growth                                                      4.84          0.17              1.45         -34.84
       AIM V.I. Growth and Income                                           6.32          0.04              1.45         -23.95
       AIM V.I. High Yield                                                  8.13         10.70              1.45          -6.37
       AIM V.I. Value                                                       6.92          0.11              1.45         -13.83

Investments in the Federated Insurance Series Sub-Account:
       Federated Prime Money Fund II                                       12.30          3.39              1.45           2.26

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
       VIP Equity-Income                                                   10.17          1.22              1.45          -6.33
       VIP High Income                                                      7.01          8.88              1.45         -13.01

Investments in the Franklin Templeton Variable Insurance
    Products Trust Sub-Accounts:
       Templeton Global Income Securities                                  11.46          3.29              1.45           0.76
       Templeton Growth Securities                                         13.20          1.78              1.45          -2.74

Investments in the MFS Variable Insurance Trust Sub-Accounts:
       MFS Emerging Growth                                                  5.37          0.00              1.45         -34.45
       MFS Investors Trust (a)                                              8.16          0.19              1.45         -17.17
       MFS Research                                                         6.99          1.28              1.45         -22.39

Investments in the Oppenheimer Variable Account Funds
    Sub-Accounts:
       Oppenheimer Aggressive Growth                                        5.56          0.95              1.45         -32.26
       Oppenheimer Capital Appreciation                                     7.86          0.64              1.45         -13.84
       Oppenheimer Global Securities                                        8.39          0.71              1.45         -13.31
       Oppenheimer Main Street Growth & Income                              7.97          0.55              1.45         -11.46
       Oppenheimer Multiple Strategies                                     11.76          4.00              1.45           0.74
       Oppenheimer Strategic Bond                                          10.70          2.79              1.45           3.33

Investments in the Putnam Variable Trust Sub-Accounts:
       VT Growth and Income (b)                                             9.90          0.00              1.45          -0.99
       VT Health Sciences (b)                                               9.79          0.00              1.45          -2.08

(a) Previously known as MFS Growth with Income

(b) For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

                                                               STI Classic Variable Annuity with Enhanced Death Benefit (continued)
                                                              ----------------------------------------------------------------------

                                                               At December 31,
                                                                    2001                For the year ended December 31, 2001
                                                              ------------------  --------------------------------------------------

                                                                  Accumulation       Investment          Expense            Total
                                                                   Unit Value       Income Ratio*        Ratio**           Return***
                                                              ------------------  ----------------   ---------------   -------------
Investments in the STI Classic Variable Trust Sub-Accounts:
       STI Capital Appreciation                                $       22.62            1.66 %            1.45 %           -6.71 %
       STI Growth & Income                                              9.42            0.47              1.45             -6.94
       STI International Equity                                        10.61            0.07              1.45            -18.60
       STI Investment Grade Bond                                       13.19            5.26              1.45              7.61
       STI Mid-Cap Equity                                              16.31            8.47              1.45              1.23
       STI Quality Growth Stock                                         7.18            0.02              1.45            -19.86
       STI Small Cap Equity                                            10.89            1.21              1.45             19.72
       STI Value Income Stock                                          17.16            1.50              1.45             -2.57

                                                                                               Annuitized
                                                              ----------------------------------------------------------------------

                                                                At December 31,
                                                                     2001               For the year ended December 31, 2001
                                                              ------------------  --------------------------------------------------

                                                                  Accumulation       Investment        Expense           Total
                                                                    Unit Value     Income Ratio*        Ratio**         Return***
                                                              ------------------  ----------------   -------------  ----------------
Investments in the Federated Insurance Series Sub-Account:
       Federated Prime Money Fund II                           $       11.94          3.39 %            1.35 %           -1.04 %

Investments in the Oppenheimer Variable Account Funds
    Sub-Accounts:
       Oppenheimer Capital Appreciation                                 7.61          0.64              1.35            -16.62
       Oppenheimer Multiple Strategies                                 11.41          4.00              1.35             -2.51

Investments in the STI Classic Variable Trust Sub-Accounts:
       STI Capital Appreciation                                        21.97          1.66              1.35             -9.72
       STI International Equity                                        10.31          0.07              1.35            -21.22
       STI Value Income Stock                                          16.67          1.50              1.35             -5.71